ACCESSOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                   THE VALUE OF
                                                                   TIME-HONORED
                                                                   TRADITIONS
                                                                   COMBINED WITH
                                                                   LEADING-EDGE
                                                                   INVESTMENT
                                                                   TECHNOLOGY

SEMI-ANNUAL
REPORT

JUNE 30, 1998
(UNAUDITED)

PUBLISHED BY
BENNINGTON CAPITAL MANAGEMENT L.P.                                        [LOGO]

                                 ACCESSOR FUNDS, INC.

                                  Semi-Annual Report

                                     (Unaudited)


                                    June 30, 1998


                                  TABLE OF CONTENTS



                                                                          PAGE

LETTER FROM THE PRESIDENT. . . . . . . . . . . . . . . . . . . . . . . . . .1

SCHEDULE OF INVESTMENTS:
  Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
  Value and Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .7
  Small to Mid Cap Portfolio . . . . . . . . . . . . . . . . . . . . . . . 13
  International Equity Portfolio . . . . . . . . . . . . . . . . . . . . . 20
  Intermediate Fixed-Income Portfolio. . . . . . . . . . . . . . . . . . . 25
  Short Intermediate Fixed-Income Portfolio. . . . . . . . . . . . . . . . 28
  Mortgage Securities Portfolio. . . . . . . . . . . . . . . . . . . . . . 31
  U.S. Government Money Portfolio. . . . . . . . . . . . . . . . . . . . . 38

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 40

NOTES TO FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . 46

FINANCIAL HIGHLIGHTS (PER SHARE DATA). . . . . . . . . . . . . . . . . . . 57


This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Bennington Capital Management. It is delivered of an "as is" basis without warranty. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc. or any securities mentioned in this report. The portfolio risk information quoted is historical. Future risk will fluctuate, and past risk is not necessarily indicative of future risk. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the prospectuses contain further information and details regarding these risks.

For more complete information about Accessor Funds, Inc. including fees and expenses, please call 1-800-759-3504 for the prospectus. The prospectus should be read carefully before an investment is made.

A LETTER FROM THE PRESIDENT


TO OUR SHAREHOLDERS:

The Accessor Funds, Inc. is pleased to present its 1998 SEMIANNUAL REPORT. This report covers information on the eight Portfolios of the Accessor family.

We have continued our focus on the "...VALUE OF TIME-HONORED TRADITIONS COMBINED WITH LEADING-EDGE INVESTMENT TECHNOLOGY." We remain committed to providing you, our shareholders, with superior investment products to meet your varying financial goals. These efforts proved effective as our Funds, in general, provided solid performance as compared to each of their respective benchmarks.

During the period since the 1997 ANNUAL REPORT, Bennington Capital Management has initiated a number of enhancements or changes to the management and product structures of the Funds as well as a continued growth in assets thanks to many of you.

First, effective May 1 the Accessor family was able to offer shares in a multiple class environment. Beginning in mid-June, the Small to Mid Cap Portfolio was the first to operate with an additional class of shares: the INVESTOR CLASS SHARES. As of the date of this report, all Portfolios operate in a multiple class environment. The Investor Class Shares are offered primarily through financial institutions and intermediaries.

Second, on April 30, Smith Barney and Banker's Trust Company ceased in their roles as money manager for the Intermediate Fixed-Income and Short Intermediate Fixed-Income Portfolios, respectively. Effective May 1, Bennington Capital Management began managing the two Portfolios. We are confident that the investment process implemented by our Investment Department, under the guidance of our Chief Investment Officer, Mr. Ravindra Deo, will produce results consistent with each Portfolio's strategy.

We look forward to having the opportunity to work with you over the upcoming year and continuing to earn your support and trust. Thank you for your continued confidence with and investment in the Accessor Funds.


Sincerely,

/s/ J. Anthony Whatley, III

J. Anthony Whatley, III
President, and Chief Executive Officer
Bennington Capital Management LP

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

DESCRIPTION                                     SHARES                    VALUE
COMMON STOCK (99.7%)

ADVERTISING (1.0%)
  Interpublic Group of Companies,               12,200            $     740,388
  Incorporated
  Omnicom Group                                  9,600                  478,800
                                                                      1,219,188
                                                                  -------------

AIR TRAVEL (0.3%)
  Southwest Airlines Company                    12,400                  367,350
                                                                  -------------
                                                                        367,350

APPAREL (0.6%)
  Gap, Incorporated                             12,600                  776,475
                                                                  -------------
                                                                        776,475

BANKS/SAVINGS & LOANS (4.0%)
  Chase Manhattan Corporation                   24,400                1,842,200
  Fifth Third Bancorp                           10,350                  652,050
  MBNA Corporation                              21,950                  724,350
  State Street Corporation                       3,300                  229,350
  US Bancorporation                             18,300                  786,900
  Washington Mutual, Incorporated               15,600                  677,625
                                                                  -------------
                                                                      4,912,475

BEVERAGES - SOFT DRINKS (5.1%)
  Coca Cola Company                             72,500                6,198,750
                                                                  -------------
                                                                      6,198,750

BREWERY (0.3%)
  Anheuser Busch Companies, Incorporated         8,200                  386,937
                                                                  -------------
                                                                        386,937

BROKERAGES (1.6%)
  Morgan Stanley Dean Witter & Company          21,100                1,928,013
                                                                  -------------
                                                                      1,928,013

CHEMICALS (4.5%)
  Dupont de Nemours & Company                   37,000                2,761,120
  Warner Lambert, Incorporated                  39,500                2,740,313
                                                                  -------------
                                                                      5,501,433

COMMERCIAL SERVICES (3.7%)
  Automatic Data Processing                     13,000                  947,375
  Cendant Corporation*                          53,500                1,116,813
  Cognizant Corporation                         11,100                  699,300
  Ecolab, Incorporated                          21,800                  675,800
  Pitney-Bowes, Incorporated                    22,900                1,102,062
                                                                  -------------
                                                                      4,541,350


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                    SHARES                     VALUE
COMPUTER SOFTWARE & SERVICES (10.3%)
  Autodesk Incorporated                          3,900            $     150,638
  Cisco Systems, Incorporated*                  40,100                3,691,706
  Computer Association
    International, Incorporated                 18,000                1,000,125
  Microsoft Corporation*                        68,800                7,456,200
  Parametric Technology Corporation*             8,600                  233,275
                                                                  -------------
                                                                     12,531,944

COMPUTER SYSTEMS & SERVICES (2.0%)
  Dell Computer Corporation*                    18,200                1,689,188
  EMC Corporation                               16,400                  734,925
                                                                  -------------
                                                                      2,424,113

COSMETICS & TOILETRIES (0.9%)
  Colgate-Palmolive Company                     12,700                1,117,600
                                                                  -------------
                                                                      1,117,600

DIVERSIFIED MANUFACTURER (6.7%)
  General Electric Company                      90,000                8,190,000
                                                                  -------------
                                                                      8,190,000

DRUGS & PHARMACEUTICALS (17.4%)
  Abbott Laboratories                           28,900                1,181,287
  American Home Products Corporation            40,200                2,080,350
  Bristol-Myers Squibb Company                  35,000                4,022,813
  Lilly (Eli) & Company                         13,400                  885,238
  Johnson & Johnson                             22,400                1,652,000
  Merck & Company                               34,800                4,654,500
  Pfizer, Incorporated                          37,900                4,119,256
  Schering-Plough Corporation                   29,800                2,730,425
                                                                  -------------
                                                                     21,325,869

ELECTRONICS (3.5%)
  Intel Corporation                             58,800                4,358,550
                                                                  -------------
                                                                      4,358,550

FINANCE (2.4%)
  MGIC Investment Corporation                    6,600                  376,613
  Federal National Mortgage Association         41,600                2,527,200
                                                                  -------------
                                                                      2,903,813

FOODS (1.5%)
  H.J. Heinz Company                             5,100                  286,238
  Quaker Oats Company                            2,900                  159,319


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                     SHARES                    VALUE
FOODS (CONTINUED)
  Sara Lee Corporation                           9,400                 $525,812
  Sysco Corporation                             15,500                  397,187
  Wrigley Wm. Jr. Company                        4,600                  450,800
                                                                  -------------
                                                                      1,819,356

HOSPITAL MANAGEMENT (0.6%)
  Cardinal Health, Incorporated                  7,700                  721,875
                                                                  -------------
                                                                        721,875

HOTELS & MOTELS (0.3%)
  Marriott International, Incorporated          13,100                  424,113
                                                                  -------------
                                                                        424,113

HOUSEHOLD PRODUCTS (5.0%)
  Clorox Company                                 5,600                  534,100
  Gillette Company                              13,200                  748,275
  Newell Company                                 8,300                  413,444
  Procter & Gamble Company                      33,100                3,014,168
  Unilever NV                                   17,300                1,365,619
                                                                  -------------
                                                                      6,075,606

INSURANCE (1.9%)
  American International Group                  16,100                2,350,600
                                                                  -------------
                                                                      2,350,600

MACHINERY (1.4%)
  Aeroquip-Vickers, Incorporated                 4,300                  251,013
  Dover Corporation                             18,000                  616,500
  Illinois Tool Works                           13,100                  873,606
                                                                  -------------
                                                                      1,741,119

MEDIA (0.3%)
  Comcast Corporation Class A                    8,100                  328,809
                                                                  -------------
                                                                        328,809

MEDICAL SUPPLIES (1.7%)
  Amgen, Incorporated*                           6,300                  411,863
  Biomet, Incorporated                           5,800                  191,763
  Guidant Corporation                           11,800                  841,487
  HBO & Company                                 19,200                  676,800
                                                                  -------------
                                                                      2,121,913

OFFICE EQUIPMENT & SUPPLIES (0.3%)
  Xerox Corporation                              3,800                  386,175
                                                                  -------------
                                                                        386,175


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                     SHARES                    VALUE
OIL & GAS (1.0%)
  Anadarko Petroleum Corporation                 2,500            $     167,969
  Schlumberger Limited                          15,500                1,058,844
                                                                  -------------
                                                                      1,226,813

PRINTING & PUBLISHING (0.4%)
  Tribune Company                                6,600                  454,163
                                                                  -------------
                                                                        454,163

PUBLISHING NEWS (0.9%)
  Gannett Company, Incorporated                 15,300                1,087,256
                                                                  -------------
                                                                      1,087,256

RETAIL - TRADE (8.2%)
  Price/Costco, Incorporated*                   13,000                  819,813
  Dayton Hudson Corporation                     17,000                  824,500
  Home Depot, Incorporated                      32,500                2,699,531
  TJX Companies, Incorportated                  25,200                  607,950
  Wal-Mart Stores, Incorporated                 74,000                4,495,500
  Walgreen Company                              13,200                  545,325
                                                                  -------------
                                                                      9,992,619
STOCK EQAUIVALENT (2.6%)
  Standard & Poors Depository Receipts          27,880                3,159,153
                                                                  -------------
                                                                      3,159,153

TELECOMMUNICATIONS (9.2%)
  Airtouch Communications, Incorporated*         9,100                  531,781
  Ameritech Corporation                         27,200                1,220,600
  Bell Atlantic Corporation                      4,700                2,144,375
  GTE Corporation                               28,100                1,563,063
  Lucent Technology, Incorporated               29,500                2,454,031
  SBC Communications, Incorporated              52,200                2,088,000
  Tele-Communications, Incorporated*            13,500                  518,906
  Tellabs, Incorporated*                        10,700                  766,388
                                                                  -------------
                                                                     11,287,144

TEXTILES (0.1%)
  Owens Corning                                  2,800                  114,275
                                                                  -------------
                                                                        114,275


      TOTAL COMMON STOCK (IDENTIFIED COST $92,868,808)              121,974,849
                                                                  -------------


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                   (CONCLUDED)

                                                  INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                         RATE           DATE            AMOUNT           VALUE
SHORT-TERM INVESTMENTS (0.3%)

Fifth Third Bank Repurchase Agreement
(collateralized by 314,000 U.S. Treasury
Notes, 7.50%, 10/31/99, market value $321,653)     5.450%        07/01/98       $  315,203   $       315,203
                                                                                             ---------------

          TOTAL SHORT-TERM INVESTMENTS
          (IDENTIFIED COST $315,203)                                                                 315,203
                                                                                             ---------------

          TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $93,184,011)(1)                        $   122,290,052
                                                                                             ---------------
                                                                                             ---------------

* Non-income producing security.

(1) See Note 5 for important tax information



















--------------------------------------------------------------------------------
The notes are an integral part of the financial statements.

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

DESCRIPTION                                     SHARES                    VALUE
COMMON STOCK (92.8%)

AEROSPACE - DEFENSE (1.7%)
  General Dynamics Corporation                  24,500            $   1,139,250
  Goodrich (B.F.) Company                        8,300                  411,888
  Lockheed Martin Corporation                    5,200                  550,550
                                                                  -------------
                                                                      2,101,688

AIR TRAVEL (1.3%)
  AMR Corporation*                              18,600                1,548,450
                                                                  -------------
                                                                      1,548,450

APPAREL (1.5%)
  Venator Group                                 51,800                  990,675
  Fruit Of The Loom, Incorporated*              26,200                  869,513
                                                                  -------------
                                                                      1,860,188

AUTOMOBILES (1.6%)
  Ford Motor Company                             8,000                  472,000
  General Motors Corporation                    22,300                1,489,919
                                                                  -------------
                                                                      1,961,919

BANKS/SAVINGS & LOANS (15.7%)
  Banc One Corporation                          36,400                2,031,575
  Bankamerica Corporation                        5,500                  475,406
  Bankers Trust New York Corporation            12,800                1,485,600
  Chase Manhattan Corporation                   20,000                1,510,000
  Citicorp                                       5,400                  805,950
  Comerica, Incorporated                        22,200                1,470,750
  First Chicago NBD Corporation                 12,700                1,125,538
  First Union Corporation                       48,900                2,848,425
  Fleet Financial Group, Incorporated           13,500                1,127,250
  Golden West Financial Corporation             13,500                1,435,218
  J.P. Morgan & Company                          9,100                1,065,838
  Nationsbank Corporation                       39,700                3,037,050
  Republic Of New York Corporation              15,200                  956,650
                                                                  -------------
                                                                     19,375,250

BEVERAGES - SOFT DRINKS (0.6%)
  Coca Cola Company                              9,200                  786,600
                                                                  -------------
                                                                        786,600

BROKERAGES (2.3%)
  Lehman Brothers Holdings, Incorporated        13,200                1,023,825
  Morgan Stanley Dean Witter & Company          19,900                1,818,363
                                                                  -------------
                                                                      2,842,188


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                     SHARES                    VALUE
BUILDING & CONSTRUCTION (0.4%)
  Centex Corporation                            12,600                $ 475,650
                                                                  -------------
                                                                        475,650

CHEMICALS (2.0%)
  Amgen, Incorporated*                          19,600                1,281,350
  Engelhard Corporation                         57,100                1,156,275
                                                                  -------------
                                                                      2,437,625

COMPUTER SOFTWARE & SERVICES (4.1%)
  Autodesk, Incorporated                        26,900                1,039,013
  IBM Corporation                               27,500                3,157,344
  Sun Microsystems, Incorporated*                5,800                  251,937
  Unisys Corporation*                           21,300                  601,725
                                                                  -------------
                                                                      5,050,019

COMPUTER SYSTEMS & SERVICES (1.0%)
  Apple Computers, Incorporated*                42,500                1,219,219
                                                                  -------------
                                                                      1,219,219

DIVERSIFIED MANUFACTURER (0.4%)
  Tenneco, Incorporated                         12,600                  479,588
                                                                  -------------
                                                                        479,588

DRUGS & PHARMACEUTICALS (0.7%)
  Schering-Plough Corporation                    9,800                  897,925
                                                                  -------------
                                                                        897,925

ELECTRICAL UTILITIES (4.5%)
  Columbia Energy Group                         24,300                1,351,688
  DTE Energy Company                            30,800                1,243,550
  First Energy Corporation                      37,500                1,153,125
  GPU, Incorporated                             20,900                  790,281
  Public Service Enterprise Group               29,400                1,012,462
                                                                  -------------
                                                                      5,551,106

ELECTRONICS (0.8%)
  Tektronix, Incorporated                       27,700                  979,888
                                                                  -------------
                                                                        979,888

ENTERTAINMENT & LEISURE (1.7%)
  Brunswick Corporation                         40,000                  990,000
  The Walt Disney Company                        4,100                  430,756
  Ryan's Steak House, Incorporated*             66,600                  682,650
                                                                  -------------
                                                                      2,103,406


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                     SHARES                    VALUE

FOODS (2.0%)
  Fleming Companies, Incorporated               51,500            $     904,469
  Quaker Oats Company                            8,700                  477,956
  Supervalu, Incorporated                       24,600                1,091,625
                                                                  -------------
                                                                      2,474,050

HOUSEHOLD PRODUCTS (1.5%)
  Fort James Corporation                        27,800                1,237,100
  Owens Illinois, Incorporated*                 14,800                  662,300
                                                                  -------------
                                                                      1,899,400

INSURANCE (7.2%)
  Allstate Corporation                          22,100                2,023,531
  Cigna Corporation                             14,000                  966,000
  Conseco, Incorporated                         28,100                1,313,675
  Jefferson Pilot Company                        4,300                  249,131
  Loews Corporation                             14,500                1,263,313
  MBIA, Incorporated                            18,800                1,407,650
  Traveler's Group, Incorporated                27,700                1,679,313
                                                                  -------------
                                                                      8,902,613

MACHINERY (5.0%)
  Aeroquip-Vickers, Incorporated                12,100                  706,338
  Case Corporation                              16,400                  791,300
  Catapillar, Incorporated                      28,000                1,480,500
  Dana Corporation                              25,200                1,348,200
  Deere & Company                               12,800                  676,800
  Parker-Hannifin Corporation                   29,500                1,124,687
                                                                  -------------
                                                                      6,127,825

MANUFACTURING - DIVERSIFIED (1.6%)
  FMC Corporation*                              14,100                  961,444
  PPG Industries, Incorporated                  14,500                1,008,656
                                                                  -------------
                                                                      1,970,100

MEDIA (1.9%)
  Mallinckroft Group                            32,200                  955,938
  Viacom Class B*                               22,900                1,333,925
                                                                  -------------
                                                                      2,289,863

METALS (0.7%)
  USX-U.S. Steel Group, Incorporated            27,900                  920,700
                                                                  -------------
                                                                        920,700

OFFICE EQUIPMENT & SUPPLIES (0.1%)
  Ikon Office Solutions, Incorporated           10,000                  145,625
                                                                  -------------
                                                                        145,625


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                     SHARES                    VALUE

OIL & GAS (14.8%)
  Ashland, Incorporated                          9,200            $     474,950
  Chevron Corporation                            4,600                  382,088
  Coastal Corporation                           18,500                1,291,531
  Exxon Corporation                             82,900                5,911,800
  Helmerich & Payne, Incorporated               48,700                1,083,575
  Mobil Corporation                             37,500                2,873,438
  PP&L Resources, Incorporated                  17,300                  392,494
  Phillips Petroleum Company                    13,300                  640,893
  Rowan Companies, Incorporated*                31,600                  614,225
  Royal Dutch Petroleum Company                 15,200                  833,150
  Sun Company, Incorporated                     32,700                1,269,169
  Texaco, Incorporated                          25,700                1,533,969
  USX-Marathon Group                            30,100                1,032,806
                                                                  -------------
                                                                     18,334,088

PAPER & FOREST PRODUCTS (0.2%)
  Westvaco Corporation                          10,000                  282,500
                                                                  -------------
                                                                        282,500

PRINTING & PUBLISHING (0.9%)
  American Greetings Corporation                13,700                  697,844
  Tribune Company                                6,400                  440,400
                                                                  -------------
                                                                      1,138,244

PUBLISHING NEWS (0.7%)
  Gannett Company, Incorporated                 12,700                  902,494
                                                                  -------------
                                                                        902,494

RETAIL - TRADE (3.5%)
  Dayton Hudson Corporation                      6,700                  324,950
  Dillard's, Incorporated                       14,300                  592,556
  Kmart Corporation*                            60,700                1,168,475
  Sears, Roebuck & Company                      29,200                1,783,025
  TJX Companies, Incorporated                   17,000                  410,125
                                                                  -------------
                                                                      4,279,131

TELECOMMUNICATIONS (9.3%)
  AT&T Company                                  66,700                3,810,238
  Ameritech Corporation                         16,000                  718,000
  Bell Atlantic Corporation                     47,340                2,159,888
  Bellsouth Corporation                         45,200                3,034,050


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                     SHARES                    VALUE
TELECOMMUNICATIONS (CONTINUED)

  General Instrument Corporation*               39,700            $   1,079,343
  SBC Communications, Incorporated              16,400                  656,000
                                                                  -------------
                                                                     11,457,519

TELECOMMUNICATION - EQUIPMENT (0.7%)
  Andrew Corporation*                           46,000                  830,875
                                                                  -------------
                                                                        830,875

TRANSPORATION (1.1%)
  Laidlaw, Incorporated                         28,800                  351,000
  Navistar International*                       18,500                  534,188
  Paccar, Incorporated                           9,000                  470,250
                                                                  -------------
                                                                      1,355,438

TRUCKING (0.6%)
  Ryder Systems, Incorporated                   24,700                  779,594
                                                                  -------------
                                                                        779,594

UTILITIES (0.9%)
  Consolidated Natural Gas Company               8,000                  471,000
  Peco Energy Company                           23,000                  671,313
                                                                  -------------
                                                                      1,142,313


     TOTAL COMMON STOCK (IDENTIFIED COST $100,528,777)              114,903,081
                                                                  -------------











--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                   (CONCLUDED)

                                                          INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                 RATE           DATE           AMOUNT                VALUE
SHORT-TERM INVESTMENTS (7.1%)

U.S. Treasury Bills (1)(2)                                 5.100%        09/17/98     $   560,000     $       553,896

Fifth Third Bank Repurchase Agreement (collateralized      5.450%        07/01/98       8,251,000           8,318,537
by 8,251,000 FHLMC Pool #G10657, 7.50%, 02/01/12,                                                     ---------------
market value $8,485,641)

     TOTAL SHORT-TERM INVESTMENTS                                                                           8,872,433
     (IDENTIFIED COST $8,872,433)                                                                     ---------------

     TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $109,401,210)(3)                                     $   123,775,514
                                                                                                      ---------------
                                                                                                      ---------------

* Non-income producing security.
(1) Yield at time of purchase.
(2) Security has been segregated with the custodian as collateral to cover margin requirements for the following open futures contracts at June 30, 1998.
(3) See Note 5 for important tax information.



OUTSTANDING FUTURES CONTRACTS
                                                   UNITS PER         CURRENT          UNREALIZED
TYPE               EXPIRATION     CONTRACTS        CONTRACT           VALUE          APPRECIATION
S&P 500 Futures      09/21/98        29               250           $8,286,750         $184,263











--------------------------------------------------------------------------------
The notes are an integral part of the financial statements

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

DESCRIPTION                                        SHARES                 VALUE
COMMON STOCK (98.0%)

ADVERTISING (2.7%)
  Belo A H Corporation                             82,800        $    2,018,250
  Snyder Communications, Incorporated*             43,500             1,914,000
  Valassis Communications*                         49,800             1,920,413
                                                                 --------------
                                                                      5,852,663
AEROSPACE - DEFENSE (1.0%)
  AAR Corporation                                  25,200               744,975
  Sundstrand Corporation                           25,700             1,471,325
                                                                 --------------
                                                                      2,216,300
AIR TRAVEL (1.1%)
  Midwest Express Holdings*                        39,800             1,440,263
  UAL Corporation*                                 11,300               881,400
                                                                 --------------
                                                                      2,321,663
APPAREL (5.0%)
  Abercrombie & Fitch, Class A*                   104,900             4,615,600
  The Buckle, Incorporated*                        59,150             1,744,925
  Footstar Incorporated*                           33,500             1,608,000
  Fossil, Incorporated*                            72,050             1,792,244
  Timberland Company*                              12,100               870,444
                                                                 --------------
                                                                     10,631,213
AUTOMOTIVE PARTS & EQUIPTMENT (0.8%)
  Arvin Industries, Incorporated                   29,100             1,056,694
  Lear Seating Corporation*                        14,900               764,556
                                                                 --------------
                                                                      1,821,250
BANKS/SAVINGS & LOANS (9.6%)
  Amsouth Bancorporation                          118,200             4,646,738
  City National Corporation                        68,900             2,544,993
  Commerce Bancorp Incorporated New Jersey         12,100               707,850
  Commerce Bancshare, Incorporated                 19,900               971,368
  Dime Bancorp Incorporated                        24,800               742,450
  First Citizens Bancshares, Corporation            2,000               198,250
  Firstfed Financial Corporation*                  35,400             1,840,800
  Greenpoint Financial Corporation                 44,800             1,685,600
  Imperial Bancorporation*                         86,700             2,601,000
  M & T Bank Corporation                            1,400               775,600


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                        SHARES                 VALUE
BANKS/SAVINGS & LOANS (CONTINUED)
  North Fork Bancorporation                        46,452        $    1,135,171
  Popular, Incorporated                            15,800             1,050,700
  T R Financial Corporation                        11,200               469,000
  Zions Bancorp                                    22,300             1,184,688
                                                                 --------------
                                                                     20,554,208
BROKERAGES (2.0%)
  Donaldson Lufkin Jenrette                        22,500             1,143,281
  A.G. Edwards, Incorporated                       75,400             3,218,638
                                                                 --------------
                                                                      4,361,919
BUILDING & CONSTRUCTION (2.6%)
  Lafarge Corporation                              21,500               845,219
  Lennar Corporation                               68,000             2,006,000
  Lone Star Industries, Incorporated               10,900               839,981
  NVR, Incorporated*                               28,700             1,178,494
  U.S. Home Corporation*                           17,300               713,625
                                                                 --------------
                                                                      5,583,319
BUSINESS SERVICES (1.3%)
  Airborne Freight                                  6,000               209,625
  Personnel Group Of America, Incorporated*        84,600             1,692,000
  Robert Half International, Incorporated*         14,800               826,950
                                                                 --------------
                                                                      2,728,575
CHEMICALS (2.0%)
  Dexter Corporation                                9,700               308,581
  Tredgar Industries, Incorporated                 12,400             1,052,450
  Water Corporation*                               48,800             2,876,150
                                                                 --------------
                                                                      4,237,181
COMMERCIAL SERVICES (3.2%)
  Accustaff Incorporated*                          17,900               559,375
  Advo Incorporated*                               19,400               546,838
  Hertz Corporation                                65,400             2,898,037
  Staffmark, Incorporated*                         20,900               765,463
  Viad Corporation                                 74,700             2,072,925
                                                                 --------------
                                                                      6,842,638
COMPUTER SOFTWARE & SERVICES (5.6%)
  American Management Systems, Incorporated*       40,100             1,200,494
  BMC Software Incorporated*                       90,000             4,674,375
  Ciber, Incorporated*                             46,000             1,748,000
  Information Management Resources*                34,100             1,153,006


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                        SHARES                 VALUE
COMPUTER SOFTWARE & SERVICES (CONTINUED)
  Keane, Incorporated*                             26,900        $    1,506,400
  Sabre Group Holdings, Incorporated*              10,400               395,200
  Sterling Software, Incorporated*                 43,300             1,280,056
                                                                 --------------
                                                                     11,957,531
COMPUTER SYSTEMS & SERVICES (1.7%)
  International Micro Incorporated - Class A*      72,400             3,203,700
  Semtech Corporation*                             28,100               497,019
                                                                 --------------
                                                                      3,700,719
CONSTRUCTION EQUIPMENT (0.2%)
  Southdown, Incorporated                           7,100               506,763
                                                                 --------------
                                                                        506,763
COSMETICS & TOILETRIES (0.4%)
  Estee Lauder Companies Class A                   11,900               829,281
                                                                 --------------
                                                                        829,281
DIVERSIFIED MANUFACTURER (1.8%)
  Carlisle Companies Incorporated                  14,300               615,794
  Danaher Corporation                              36,300             1,331,756
  Pentair, Incorporated                            14,400               612,000
  Smith (A.O.) Corporation                         23,300             1,204,319
                                                                 --------------
                                                                      3,763,869
DRUGS & PHARMACEUTICALS (2.6%)
  Bindley Western Industry, Incorporated           82,666             2,727,978
  McKesson Corporation                             20,800             1,690,000
  NBTY, Incorporated*                              59,500             1,093,313
                                                                 --------------
                                                                      5,511,291
ELECTRICAL EQUIPMENT (0.4%)
  C&D Technologies, Incorporated                   16,100               933,800
                                                                 --------------
                                                                        933,800
ELECTRONICS (2.7%)
  Burr-Brown Corporation*                          18,600               390,600
  Linear Technology Corporation                    22,300             1,344,969
  SCI Systems*                                     38,300             1,441,037
  Technitrol, Incorporated                         63,300             2,528,044
                                                                 --------------
                                                                      5,704,650
FINANCE (0.4%)
  Capstead Mortgage Corporation                    42,900               359,288
  Trans Financial Incorporated                      9,900               568,013
                                                                 --------------
                                                                        927,301


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                        SHARES                 VALUE
FOODS (2.7%)
  Flemming Companies, Incorporated                 21,000        $      368,813
  Hormel Foods Corporation                         14,100               487,331
  Interstate Bakeries                             110,800             3,677,175
  Richfood Holdings, Incorporated                  34,000               703,375
  Suiza Foods Corporation*                         10,900               650,594
                                                                 --------------
                                                                      5,887,288
FURNITURE & FIXTURES (2.0%)
  Ethan Allen Interiors                            70,700             3,530,581
  La-Z-Boy, Incorporated                           12,900               728,850
                                                                 --------------
                                                                      4,259,431
HOSPITAL MANAGEMENT (2.0%)
  Trigon Healthcare Incorporated*                  21,200               767,175
  Universal Health Services, Incorporated*         60,000             3,502,500
                                                                 --------------
                                                                      4,269,675
INSURANCE (10.6%)
  Ambac Financial Group, Incorporated              28,000             1,638,000
  Berkshire Hathaway, Incorporated*                    65             5,089,818
  Equitable Companies, Incorporated                22,200             1,663,613
  Fidelity National Finance, Incorporated          31,700             1,262,056
  First American Financial                         50,900             4,581,000
  Mercury General Corporation                      63,500             4,091,781
  Old Republic International Corporation          107,400             3,148,163
  Traveler's Property Casualty Class A             13,300               570,238
  Wellpoint Health Networks, Incorporated*          8,000               592,000
                                                                 --------------
                                                                     22,636,669
MACHINERY (4.2%)
  Gardner Denver Machinery, Incorporated*          44,900             1,240,363
  Kaydon Corporation                               11,700               413,156
  Kuhlman Corporation                               9,900               391,669
  Lexmark International Group, Incorporated
    Class A*                                       59,100             3,605,100
  Manitowac, Incorporated                          14,900               600,656
  SPS Technologies, Incorporated*                  17,000               994,500
  Terex Corporation*                               45,500             1,296,750
  Trinity Industries, Incorporated                 11,600               481,400
                                                                 --------------
                                                                      9,023,594
MEDIA (0.8%)
  Intimate Brands, Incorporated                    62,400             1,719,900
                                                                 --------------
                                                                      1,719,900


--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                        SHARES                 VALUE
MEDICAL SUPPLIES (1.8%)
  Arterial Vascular Engineering*                   20,200        $      722,150
  Cooper Companies, Incorporated*                  26,800               976,525
  Visx Corporation*                                36,200             2,153,900
                                                                 --------------
                                                                      3,852,575
METALS (1.4%)
  General Cable Corporation                        16,900               487,988
  Precision Castparts Corporation                  29,900             1,595,913
  Texas Industries, Incorporated                   16,200               858,600
                                                                 --------------
                                                                      2,942,501
OFFICE EQUIPMENT & SUPPLIES (1.7%)
  Comdisco, Incorporated                          187,400             3,560,600
                                                                 --------------
                                                                      3,560,600
OIL & GAS (7.2%)
  Energy East Corporation                          97,900             4,075,088
  Houston Exploration Company*                     63,300             1,451,943
  MCN Energy Group, Incorporated                    7,700               191,538
  Marketspan Corporation*                          26,400               790,350
  National Fuel Gas                                22,400               975,800
  Pool Energy Services*                            29,900               441,025
  Seacor Holdings, Incorporated*                   17,700             1,085,231
  Tesoro Petroleum Corporation*                    42,400               673,100
  Vastar Resources Incorporated                    12,800               559,200
  Veritas DGC, Incorporated*                       95,300             4,759,044
  Vintage Petroleum, Incorporated                  17,000               320,875
                                                                 --------------
                                                                     15,323,194
OTHER DURABLE GOODS (2.3%)
  Avondale Industries, Incorporated*               27,400               756,069
  Pillowtex Corporation                            13,800               553,725
  Vulcan Materials Company                         33,200             3,542,025
                                                                 --------------
                                                                      4,851,819
PAPER & FOREST PRODUCTS (0.8%)
  Mail - Well, Incorporated*                       81,300             1,763,194
                                                                 --------------
                                                                      1,763,194
PRINTING & PUBLISHING (0.4%)
  Washington Post Company                           1,400               806,400
                                                                 --------------
                                                                        806,400


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                        SHARES                 VALUE
RECREATION (0.5%)
  International Game Technology                    15,600        $      378,300
  Showbiz Pizza Time, Incorporated*                16,900               681,281
                                                                 --------------
                                                                      1,059,581
RETAIL - GROCERY (0.2%)
  Hannaford Brothers Corporation                   11,500               506,000
                                                                 --------------
                                                                        506,000
RETAIL - TRADE (3.9%)
  Department 56, Incorporated*                     35,800             1,270,900
  Hillenbrand Industries, Incorporated             29,900             1,794,000
  Linens 'N Things, Incorporated*                  12,300               375,919
  Herman Miller, Incorporated                      12,700               308,769
  Ross Stores, Incorporated                        10,100               434,300
  Russ Berrie & Company, Incorporated              46,500             1,162,500
  Shopko Stores, Incorporated*                     16,400               557,600
  United Stationers, Incorporated*                 25,100             1,625,225
  Zale Corporation*                                29,300               932,106
                                                                 --------------
                                                                      8,461,319
RESTAURANTS (1.0%)
  Brinker International, Incorporated*             76,400             1,470,700
  Foodmaker, Incorporated (New)*                   36,900               622,688
                                                                 --------------
                                                                      2,093,388
TELECOMMUNICATIONS (2.1%)
  Century Telephone Enterprises                    53,150             2,438,256
  Southern New England Telecommunication            5,800               379,900
  Superior Telecom, Incorporated                   41,450             1,725,356
                                                                 --------------
                                                                      4,543,512
TOBACCO (1.1%)
  Universal Corporation                            61,400             2,294,825
                                                                 --------------
                                                                      2,294,825
TRANSPORATION (0.9%)
  Gatx Corporation                                 14,800               649,350
  U.S. Freightways Corporation                     23,700               778,397
  Varlen Corporation                               11,982               413,379
                                                                 --------------
                                                                      1,841,126


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONCLUDED)

DESCRIPTION                                        SHARES                     VALUE
UTILITIES (3.1%)
  American Water Works, Incorporated               31,000            $      961,000
  Conectiv, Incorporated                           10,425                   213,713
  Ipalco Enterprises, Incorporated                 64,800                 2,879,550
  Minnesota Power & Light Company                  17,400                   691,650
  Western Resources                                46,800                 1,816,425
                                                                     --------------
                                                                          6,562,338
WASTE MANAGEMENT (0.3%)
  USA Waste Services, Incorporated*                13,000                   641,875
                                                                     --------------
                                                                            641,875


     TOTAL COMMON STOCK (IDENTIFIED COST                                209,886,938
     $181,590,581)                                                   --------------

                                     INTEREST   MATURITY   PRINCIPAL
                                       RATE       DATE       AMOUNT
SHORT-TERM INVESTMENTS (2.0%)

Fifth Third Bank Repurchase Agreement
(collateralized by 4,371,000          5.450%    07/01/98   $4,389,406      4,389,406
U.S. Treasury Notes, 7.50%, 10/31/99,                                  -------------
market value $4,477,543)

     TOTAL SHORT-TERM INVESTMENTS                                          4,389,406
     (IDENTIFIED COST $4,389,406)                                      -------------

     TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST
     $185,979,987)(1)                                                  $ 214,276,344
                                                                       -------------
                                                                       -------------

* Non-income producing security.
(1) See Note 5 for important tax information.


--------------------------------------------------------------------------------
The notes are an integral part of the financial statements

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998

DESCRIPTION                                         SHARES                VALUE
COMMON STOCK (94.1%)

BELGIUM (0.6%)
  Barco NV                                            3,700      $    1,034,130
                                                                 --------------
                                                                      1,034,130
DENMARK (1.3%)
  Tele Danmark A/S 'B'*                              25,000           2,399,297
                                                                 --------------
                                                                      2,399,297
FINLAND (4.5%)
  Enso Oyj R                                        220,000           2,377,844
  Nokia Corporation                                  49,600           3,599,100
  Raision Tehtaat                                   120,500           2,174,343
                                                                 --------------
                                                                      8,151,287
FRANCE (11.3%)
  Alcatel Alsthom                                    10,000           2,036,047
  Axa Uap                                            23,100           2,598,069
  Banque Nationale de Paris                          25,000           2,042,663
  Bouygues                                            9,000           1,634,461
  Cap Gemini                                         17,700           2,781,164
  Casino Guichard Perrachon                          25,000           1,996,352
  Dessault Systemes                                  30,900           1,456,576
  Groupe Danone Sponsored ADR                        46,400           2,552,000
  Synthelabo                                          8,900           1,501,481
  Total Sa-B                                         14,900           1,937,040
                                                                 --------------
                                                                     20,535,853
GERMANY (11.2%)
  Adidas                                             14,000           2,419,899
  Bayer Motoren Werke                                 2,280           2,300,167
  Bayer Motoren Werke New*                              189             187,949
  Deutsche Bank AG                                   27,000           2,286,356
  Deutsche Lufthansa                                 97,200           2,439,378
  Henkel Kgaa                                        20,000           1,988,882
  Mannesmann AG                                      44,000           4,463,295
  SAP AG                                              3,100           1,880,574
  Volkswagen AG                                       2,390           2,297,270
                                                                 --------------
                                                                     20,263,770


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                         SHARES                VALUE
GREAT BRITAIN (20.0%)

  Amvescap PLC                                      263,200      $    2,569,026
  Amvescap PLC ADR                                   17,600             864,600
  Bank Of Ireland                                    78,391           1,606,174
  British Energy PLC                                311,900           2,726,926
  British Petroleum PLC                             122,900           1,792,215
  CMG PLC                                            56,648           1,798,664
  Colt Telecom Group PLC                             54,100           2,193,463
  Glaxo Holdings PLC                                 52,700           1,581,862
  Hays PLC                                          188,800           3,165,882
  Misys Systems PLC                                  42,102           2,391,920
  Orange PLC                                        306,500           3,247,364
  Pearson PLC                                        27,835             509,941
  Stagecoach Holdings                               137,100           2,916,583
  Standard Chartered PLC                              1,772              20,134
  Unilever PLC                                      186,400           1,984,236
  Viridian Group PLC                                170,640           1,600,088
  Vodafone Group PLC                                342,600           4,347,237
  Zeneca Group PLC                                   21,500             922,648
                                                                 --------------
                                                                     36,238,963
HONG KONG (0.7%)
  HSBC Holdings                                      54,500           1,332,858
                                                                 --------------
                                                                      1,332,858
HUNGARY (0.7%)
  Magyar Tavkozlesi*                                 33,750             993,516
  Matav                                              20,000             116,098
                                                                 --------------
                                                                      1,109,614
IRELAND (0.4%)
  Bank Of Ireland                                    37,393             764,093
                                                                 --------------
                                                                        764,093
ISRAEL (0.5%)
  Formula Systems*                                   23,200             811,498
                                                                 --------------
                                                                        811,498
ITALY (3.8%)
  Banco Di Roma                                     859,500           1,789,063
  Credito Italiano SPA                              305,300           1,598,164
  Luxottica Group ADR                                45,000             697,500
  Telecom Italia SPA                                173,000           1,273,497
  Telecom Italia Mobile SPA                         251,600           1,538,574
                                                                 --------------
                                                                      6,896,798


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                         SHARES                VALUE
JAPAN (16.6%)
  Aiwa Company                                       62,100      $    1,946,428
  Bridgestone                                        78,000           1,843,427
  Fuji Heavy Industries Limited                     375,000           1,856,288
  Fuji Soft ABC, Incorporated                        39,000           1,326,368
  Honda Motor Company                                44,000           1,566,163
  Kao Corporation                                    92,000           1,418,597
  Mabuchi Motor                                      29,900           1,895,882
  Mitsui High-Tec Incorporated                       36,200             855,539
  Nichiei Company Limited                            23,340           1,587,560
  Nintendo Company                                   14,000           1,296,249
  Nippon Telephone & Telegraph                          200           1,657,239
  Olympus Optical Company                           134,000           1,164,420
  Orix Corporation                                   26,200           1,768,880
  Ryohin Keikaku Company Limited                     14,800           1,418,308
  Shohkoh Fund & Company Limited                      5,000           1,228,519
  Sony Chemicals                                     81,000           1,704,219
  Sony Corporation                                   33,100           2,850,056
  Sony Music Entertainment                           30,600           1,298,656
  Sumitomo Special Metals                            66,000           1,402,889
                                                                 --------------
                                                                     30,085,687
KOREA, REPUBLIC OF (0.0%)
  SK Telecom Company Limited ADR                        433               2,406
                                                                 --------------
                                                                          2,406
MEXICO (1.2%)
  Corporacion Interamericana De Entretenimiento SA* 496,422           1,403,190
  Groupo Televisa SA de GDR                          19,900             748,738
                                                                 --------------
                                                                      2,151,928
NETHERLANDS (4.3%)
  Akzo NV                                             8,000           1,778,370
  CMG PLC                                            12,600             388,365
  Ing Groep NV                                       41,500           2,717,403
  KLM - Konin Luchtvaart Mij NV                      32,797           1,331,729
  OCE Van Der NV                                        252              10,728
  Philips Electronics                                17,700           1,487,891
                                                                 --------------
                                                                      7,714,486


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)

DESCRIPTION                                         SHARES               VALUE
NORWAY (2.0%)
  A/S Tomra Systems                                  42,000      $   1,258,872
  Petroleum Geo-Services Sponsored ADR*              79,000          2,409,500
                                                                 -------------
                                                                     3,668,372
PORTUGAL (1.55%)
  Banco Portugal De Invest                           18,700            603,458
  Cimpor Cimentos De Portu                           16,700            586,742
  Jeronimo Martins                                   18,500            888,745
  Telecel Comunicasoes Pessoais SA*                   4,400            781,290
                                                                 -------------
                                                                     2,860,235
SINGAPORE (1.5%)
  Dairy Farm International Holdings                 982,000          1,050,740
  Natsteel Electronic                               450,000            753,782
  Singapore Technology Engineering*               1,207,550            850,548
                                                                 -------------
                                                                     2,655,070
SOUTH AFRICA (0.6%)
  Dimension Data Holdings Company                   186,108          1,011,111
                                                                 -------------
                                                                     1,011,111
SPAIN (3.9%)
  Argentaria Corp                                    35,654            801,161
  Banco Bilbao De Vizcaya                            30,100          1,547,371
  Grupo Acciona SA                                    4,500          1,072,310
  Tabacalera Series 'A'                             125,800          2,580,260
  Telefonica SA ADR                                   7,854          1,092,197
                                                                 -------------
                                                                     7,093,299
SWEDEN (1.8%)
  Electrolux AB Common                              102,000          1,752,237
  Nordbanken Holding Company*                       203,500          1,492,769
                                                                 -------------
                                                                     3,245,006
SWITZERLAND (5.8%)
  Baer Holdings AG                                      220            688,220
  Credit Suisse Group                                 9,400          2,091,559
  Nestle SA                                           1,250          2,675,020
  Schweizerische Rueckversicherungs-Gesellschaft      1,050          2,655,440
  UBS AG                                              6,500          2,416,912
                                                                 -------------
                                                                    10,527,151

    TOTAL COMMON STOCK (IDENTIFIED COST $137,320,782)              170,552,912
                                                                 -------------


-------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                        INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONCLUDED)


                                                       INTEREST     MATURITY       PRINCIPAL
DESCRIPTION                                              RATE         DATE           AMOUNT              VALUE
SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (5.9%)

COMMERCIAL PAPER
  Merrill Lynch Commercial Paper(1)                      6.10%      07/01/98     $   8,790,000      $     8,790,000
  Cargill Commercial Paper(1)                            6.10%      07/01/98         1,961,000            1,961,000
                                                                                                    ---------------

     TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS                                                   10,751,000
    (IDENTIFIED COST $10,751,000)                                                                   ---------------

     TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $146,430,882)(2)                                   $   181,303,912
                                                                                                    ---------------
                                                                                                    ---------------


*  Non-income producing security.
(1) Yield at time of purchase.
(2) See Note 5 for important tax information.



FORWARD CURRENCY CONTRACTS

                                                                         UNREALIZED
   CURRENCY                              EXCHANGE        CONTRACT       APPRECIATION/      DELIVERY
                                          RATE(3)          VALUE       (DEPRECIATION)        DATE
   LIABILITIES:
   Netherland Guilder (Buy)               2.0367      $  1,291,291       $  1,573           7/1/98
   Netherland Guilder (Buy)               2.0347         1,256,008            -             7/2/98
   Swiss Francs (Buy)                     1.5101           690,442         (1,784)          7/2/98
   Italian Lira (Buy)                     7.9100           219,022            -             7/1/98
   Japanese Yen (Buy)                   141.2500           315,160          5,598           7/1/98
                                                                         --------
                                                                         $  5,387


(3) Contract Rate.



--------------------------------------------------------------------------------
The notes are an integral part of the financial statements

                              ACCESSOR FUNDS, INC.
                      INTERMEDIATE FIXED-INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)

   Collateralized Mortgage Securities Corporation                              9.450%       02/01/17  $      465,996  $    502,966
   Merrill Lynch Mortgage Investments, Inc., Series 1992-D                     8.150%       07/15/17         100,000       103,822
                                                                                                                      ------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                   606,788
               (IDENTIFIED COST $611,964)                                                                             ------------

ASSET BACKED SECURITIES (20.4%)
   Bridgestone/Firestone Master Trust, Series 1996-1                           6.170%       07/01/03       1,000,000     1,005,370
   CPS 1997-4 A1                                                               6.070%       03/15/03         785,568       787,045
   Captiva CBO                                                                 6.860%       11/30/09       1,200,000     1,216,428
   Carco Automotive                                                            6.689%       08/15/04       1,000,000     1,015,420
   Chemical Master Credit Card Trust, Series 1996-2                            5.980%       09/15/08       2,000,000     2,014,080
   Ford Credit Auto Loan Master Trust, Series 1995-1                           6.500%       08/15/02         500,000       506,835
   Ford Credit Grantor Trust, Series 1995-A                                    5.900%       05/15/00          43,084        43,089
   Olympic Auto Receivables Trust, Series 1996-B                               6.500%       12/15/00         511,431       512,480
   The Money Store Home Equity Trust, Series 1997-B                            6.420%       11/15/09         416,346       415,947
   ONYX 1996-2 A                                                               6.400%       10/15/01         680,580       683,915
   Standard Credit Card Master Trust, Series 1995-8A                           6.700%       09/07/02         300,000       305,412
   World Financial Network Credit Card Master Trust, Ser 1996-A                6.700%       02/15/04       1,000,000     1,025,160
                                                                                                                      ------------

               TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $9,265,891)                                                9,531,181
                                                                                                                      ------------

CORPORATE BONDS (52.5%)

ELECTRIC UTILITIES (5.4%)
   Entergy Corporation                                                         6.450%       04/01/08       1,000,000     1,003,128
   National Rural Utilities                                                    6.750%       09/01/01       1,000,000     1,021,669
   Pacific Gas & Electric                                                      6.250%       08/01/03         500,000       504,643
                                                                                                                      ------------
                                                                                                                         2,529,440

FINANCIAL (22.5%)
   ABN Amro Bank                                                               7.300%       12/01/26         250,000       257,876
   Aetna                                                                       7.125%       08/15/06       1,000,000     1,041,973
   Bank One                                                                    7.625%       10/15/26         500,000       559,143
   Bank America                                                                7.125%       03/01/09         500,000       530,363
   Bear Stearns                                                                6.125%       02/01/03         500,000       499,623



--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                      INTERMEDIATE FIXED-INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
FINANCIAL (CONTINUED)
   Citicorp                                                                    7.000%       01/02/04  $      500,000  $    516,766
   Ford Motor Credit Corporation                                               6.125%       01/09/06       1,000,000       995,736
   General Motors Acceptance Corporation                                       6.625%       10/15/05       1,000,000     1,029,076
   JP Morgan & Company Incorporated                                            7.625%       09/15/04         500,000       537,552
   Morgan Stanley Group Incorporated                                           7.000%       10/01/13         738,000       781,651
   Midland Bank PLC                                                            6.120%       09/29/49         200,000       169,690
   MIC Financing Trust                                                         8.375%       02/01/27       1,000,000     1,066,720
   Nations Bank Corporation                                                    8.570%       11/15/24       1,000,000     1,250,363
   Sears Roebuck Acceptance Corporation                                        6.000%       03/20/03         600,000       598,804
   Standard Fed Bancorporation                                                 7.750%       07/17/06         600,000       654,654
                                                                                                                      ------------
                                                                                                                        10,489,990

INDUSTRIAL (21.1%)
   Archer Daniels Midland Company                                              6.250%       05/15/03       1,000,000     1,009,627
   Coke Enterprises                                                            6.950%       11/15/26         500,000       524,147
   Deere & Company                                                             8.950%       06/15/19         500,000       615,840
   EI Dupont de Nemours & Company                                              8.800%       01/25/01         500,000       535,536
   Eli Lilly & Company                                                         7.125%       06/01/25         592,000       650,986
   General Electric Company                                                    7.260%       04/29/02         500,000       524,061
   International Paper                                                         7.500%       05/15/04         500,000       532,099
   Jefferson Pilot                                                             8.140%       01/15/46       1,000,000     1,086,908
   Kaiser Found Foundation Hospital                                            8.750%       08/11/03       1,200,000     1,346,239
   McDonald Douglas Corporation                                                6.875%       11/01/06         500,000       525,671
   Sony Corporation                                                            6.125%       03/04/03         500,000       501,058
   Wal Mart Stores                                                             6.500%       06/01/03         500,000       511,616
   Warner Lambert Corporation                                                  6.000%       01/15/08       1,000,000       998,620
   Weyerhauser Company                                                         7.125%       07/15/23         500,000       531,417
                                                                                                                      ------------
                                                                                                                         9,893,825

TELECOMMUNICATIONS (3.5%)
   GTE North Incorporated                                                      6.375%       02/15/10         500,000       503,126
   Nynex Capital Funding                                                       8.750%       12/01/04       1,000,000     1,140,910
                                                                                                                      ------------
                                                                                                                         1,644,036

               TOTAL CORPORATE BONDS (IDENTIFIED COST $24,143,721)                                                      24,557,291
                                                                                                                      ------------



--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                      INTERMEDIATE FIXED-INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONCLUDED)


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (22.1%)

U.S. TREASURY (20.1%)
   United States Treasury Note                                                 6.375%       03/31/01  $    2,200,000  $  2,246,063
   United States Treasury Bond                                                 6.250%       02/15/03       2,500,000     2,572,657
   United States Treasury Bond                                                 7.250%       05/15/04       1,000,000     1,085,000
   United States Treasury Note                                                 6.125%       08/15/07         250,000       260,235
   United States Treasury Note                                                 5.500%       02/15/08       1,000,000       999,688
   United States Treasury Bond                                                 8.750%       08/15/20         500,000       687,657
   United States Treasury Bond                                                 6.500%       11/15/26       1,000,000     1,110,625
   United States Treasury Bond                                                 6.125%       11/15/27         400,000       428,625
                                                                                                                      ------------
                                                                                                                         9,390,550

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (1.0%)
   FHLMC                                                                       5.780%       10/22/03         500,000       491,595
                                                                                                                      ------------
                                                                                                                           491,595

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.0%)
   FNMA                                                                        6.170%       12/02/03         500,000       496,377
                                                                                                                      ------------
                                                                                                                           496,377

               TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
               (IDENTIFIED COST $10,023,710)                                                                            10,378,522
                                                                                                                      ------------

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (3.7%)

   Fifth Third Bank Repurchase Agreement (collateralized by                    5.450%       07/01/98       1,712,327     1,712,327
   1,706,000 US Treasury Note, 7.50%, 10/31/99,                                                                       ------------
   market value $1,747,583)

               TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
               (IDENTIFIED COST $1,712,327)                                                                              1,712,327
                                                                                                                      ------------

               TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $45,757,613)(1)                                            $ 46,786,109
                                                                                                                      ------------
                                                                                                                      ------------

(1) See Note 5 for important tax information.



--------------------------------------------------------------------------------
The notes are an integral part of the financial statements

                              ACCESSOR FUNDS, INC.
                   SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
CORPORATE BONDS (21.9%)

ELECTRIC UTILITIES (3.3%)
   Baltimore Gas & Electric Company                                            8.375%       08/15/01  $      300,000  $    319,942
   Consolidated Edison Corporation                                             5.700%       10/01/98         225,000       224,864
   Iowa Electric                                                               8.625%       05/15/01         395,000       422,295
   Pacificorp                                                                  6.310%       07/28/03         550,000       554,303
                                                                                                                      ------------
                                                                                                                         1,521,404

FINANCIAL (12.4%)
   Associates Corporation                                                      6.750%       08/01/01       1,130,000     1,154,628
   Bank of Boston                                                              6.380%       08/11/00         245,000       246,320
   Bear Stearns                                                                6.750%       04/15/03         500,000       512,215
   Chase Manhattan Corporation                                                 8.625%       05/01/02         400,000       434,667
   Chrysler Financial Corporation                                              6.110%       07/28/99         310,000       310,227
   Dean Witter Discover & Company                                              6.875%       03/01/03         400,000       412,448
   Ford Motor Credit Corporation                                               6.250%       11/08/00         650,000       654,605
   Grand Metro Investment                                                      6.500%       09/15/99         500,000       503,016
   IBM Credit Corporation                                                      5.875%       08/25/99         300,000       300,008
   Sears Roebuck Acceptance Corporation                                        6.630%       07/09/02         542,000       551,499
   Smith Barney Shearson                                                       5.625%       11/15/98         350,000       349,530
   Texas National Bank                                                         9.500%       06/01/04         285,000       331,625
                                                                                                                      ------------
                                                                                                                         5,760,788

INDUSTRIAL (5.7%)
   Anheuser Busch Companies                                                    8.750%       12/01/99         270,000       279,627
   Baxter International Incorporated                                           9.250%       12/15/99         200,000       208,558
   EI Dupont de Nemours & Company                                              8.800%       01/25/01       1,000,000     1,071,072
   Englehard Corporation                                                       6.500%       09/01/00         445,000       450,870
   JC Penney Company                                                           7.375%       06/15/04         500,000       526,982
   Southern California Education                                               5.875%       01/15/01          90,000        89,558
                                                                                                                      ------------
                                                                                                                         2,626,667

OIL (0.5%)
   Shell Oil Corporation                                                       6.625%       07/01/99         250,000       251,460
                                                                                                                      ------------
                                                                                                                           251,460


               TOTAL CORPORATE BONDS (IDENTIFIED COST $10,171,735)                                                      10,160,319
                                                                                                                      ------------



--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                   SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
FOREIGN GOVERNMENT ISSUES (0.7%)

YANKEE (0.7%)
   Province of Manitoba                                                        9.500%       10/01/00  $      300,000  $    322,233
                                                                                                                      ------------

               TOTAL FOREIGN GOVERNMENT ISSUES (IDENTIFIED COST $354,480)                                                  322,233
                                                                                                                      ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (76.6%)

U.S. TREASURY (73.8%)
   UNITED STATES TREASURY NOTE                                                 6.750%       05/31/99       1,000,000     1,010,625
   UNITED STATES TREASURY NOTE                                                 5.500%       06/30/99       2,000,000     1,998,750
   UNITED STATES TREASURY NOTE                                                 6.875%       07/31/99         700,000       709,625
   UNITED STATES TREASURY NOTE                                                 8.000%       08/15/99       1,970,000     2,022,328
   UNITED STATES TREASURY NOTE                                                 6.000%       08/15/99       1,150,000     1,155,391
   UNITED STATES TREASURY NOTE                                                 7.125%       09/30/99       4,000,000     4,075,000
   UNITED STATES TREASURY NOTE                                                 6.000%       10/15/99         565,000       568,178
   UNITED STATES TREASURY NOTE                                                 5.875%       11/15/99         565,000       567,472
   UNITED STATES TREASURY NOTE                                                 7.750%       01/31/00         700,000       722,969
   UNITED STATES TREASURY NOTE                                                 7.125%       02/29/00       3,000,000     3,075,000
   UNITED STATES TREASURY NOTE                                                 5.750%       10/31/00       1,590,000     1,597,950
   UNITED STATES TREASURY NOTE                                                 5.625%       11/30/00       1,000,000     1,002,188
   UNITED STATES TREASURY NOTE                                                 5.625%       02/28/01         500,000       501,250
   UNITED STATES TREASURY NOTE                                                 6.375%       03/31/01       1,285,000     1,311,905
   UNITED STATES TREASURY NOTE                                                 6.250%       04/30/01       1,000,000     1,018,438
   UNITED STATES TREASURY NOTE                                                 6.500%       05/31/01       3,075,000     3,152,837
   UNITED STATES TREASURY NOTE                                                 6.625%       06/30/01       1,000,000     1,029,063
   UNITED STATES TREASURY NOTE                                                 6.500%       08/31/01         500,000       513,438
   UNITED STATES TREASURY NOTE                                                 6.250%       10/31/01         800,000       816,500
   UNITED STATES TREASURY NOTE                                                 7.500%       11/15/01       1,110,000     1,175,560
   UNITED STATES TREASURY NOTE                                                 6.250%       01/31/02       1,400,000     1,431,063
   UNITED STATES TREASURY NOTE                                                 6.250%       02/28/02       1,300,000     1,329,657
   UNITED STATES TREASURY NOTE                                                 6.625%       03/31/02          40,000        41,425
   UNITED STATES TREASURY NOTE                                                 6.500%       05/31/02         430,000       444,244
   UNITED STATES TREASURY NOTE                                                 6.250%       08/31/02         400,000       410,375
   UNITED STATES TREASURY NOTE                                                 5.625%       12/31/02         500,000       502,032
   UNITED STATES TREASURY BOND                                                 6.250%       02/15/03         265,000       272,702
   UNITED STATES TREASURY BOND                                                 5.750%       08/15/03       1,700,000     1,718,062
                                                                                                                      ------------
                                                                                                                        34,174,027



--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                   SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONCLUDED)


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (0.5%)
   GNMA Pool 353193                                                            7.000%       02/15/08  $      231,712  $    237,277
                                                                                                                      ------------
                                                                                                                           237,277

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (0.8%)
   FHLMC Pool E30447                                                           8.500%       02/01/06           6,793         7,067
   FHLMC Pool E31817                                                           8.500%       08/01/06         112,132       116,660
   FHLMC Pool E39980                                                           8.500%       08/01/06           6,065         6,310
   FHLMC Pool E43681                                                           7.500%       01/01/08         208,916       214,924
                                                                                                                      ------------
                                                                                                                           344,961
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.5%)
   FNMA Pool 185550                                                            7.000%       11/01/07          71,895        73,217
   FNMA Pool 050930                                                            7.000%       12/01/08         195,456       199,043
   FNMA Pool 349371                                                            7.000%       07/01/11         421,631       429,292
                                                                                                                      ------------
                                                                                                                           701,552
               TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (IDENTIFIED COST $35,274,417)                                                                           35,457,817
                                                                                                                      ------------

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (0.8%)

Fifth Third Bank Repurchase Agreement (collateralized by                       5.450%       07/01/98         374,180       374,180
373,000 US Treasury Note, 7.50%, 10/31/99,                                                                            ------------
market value $382,091)

               TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
                (IDENTIFIED COST $374,180)                                                                                 374,180
                                                                                                                      ------------

               TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $46,174,812)(1)                                            $ 46,314,549
                                                                                                                      ------------
                                                                                                                      ------------

(1) See Note 5 for important tax information.



--------------------------------------------------------------------------------
The notes are an integral part of the financial statements

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
BONDS (18.0%)

ASSET BACKED (5.5%)
   Chase Manhattan Grantor Trust - CMGT 1996-B                                 6.610%       09/16/02  $      369,643  $    372,504
   Chevy Chase Auto Receivables Trust - 1996-2                                 5.900%       07/15/03         464,024       463,787
   Green Tree Home Improvement Loan Trust-GTHIL 1994-D(1)                      9.050%       01/15/15       1,000,000     1,068,750
   Green Tree Financial Corporation - 1996-10                                  7.300%       11/15/28         800,000       847,879
   Green Tree Financial Corporation - 1997-1                                   7.290%       03/02/28         800,000       847,388
   Merit Securities Corporation 11 CL 1-A1                                     7.430%       09/01/22       1,252,748     1,296,209
   Norwest Integrated Structure 1998-1                                         7.000%       05/25/28       2,453,677     2,470,546
   Structured Asset Securities Corporation 1998-C2(2)                          6.140%       01/25/13         699,776       659,024
                                                                                                                      ------------
                                                                                                                         8,026,087
 PROJECT LOANS (12.5%)
   Arbors of Little Rock                                                       7.450%       01/01/39       1,520,368     1,592,134
   Chapel Hill Assisted Living                                                 7.750%       06/01/37         515,000       517,894
   CLC Excelsior II Apartments                                                 8.040%       02/01/39       1,000,000     1,010,890
   Country Club Village                                                        7.660%       10/25/33       1,675,000     1,782,431
   Creekside Square Apartments                                                 7.875%       07/01/37         999,362     1,070,397
   Desert Mirage Apartments                                                    7.500%       11/25/37       1,500,000     1,509,180
   Enclave at Quail Crossing                                                   7.750%       08/31/38       1,000,000     1,005,620
   Enclave at Stonebrook                                                       7.500%       08/29/37       1,028,984     1,084,543
   Evergreen Towers                                                            7.250%       01/01/39       1,004,700     1,041,277
   Hillsboro Bay Club                                                          7.950%       03/01/37          89,013        98,207
   Orchard Park Inn                                                            7.840%       03/01/28       1,019,310     1,092,560
   Poplar Towers Apartments                                                    7.750%       06/01/37         400,000       415,468
   Prairie District Lofts                                                      7.410%       12/01/38         945,000       983,493
   River Bluff Apartments                                                      7.750%       06/01/37         260,000       261,462
   Rosewood                                                                    8.000%       07/01/37       1,001,967     1,079,149
   Scottsdale Links                                                            7.650%       07/01/38          81,658        88,153
   Sunshine Gardens West                                                       7.470%       11/01/38       1,260,398     1,327,329
   Triangle Point                                                              7.750%       09/30/38         983,331     1,045,648
   Villages at Clear Springs                                                   7.625%       09/30/38       1,095,600     1,161,833
                                                                                                                      ------------
                                                                                                                        18,167,668

              TOTAL BONDS (IDENTIFIED COST $25,349,734)                                                                 26,193,755
                                                                                                                      ------------



--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (13.1%)

   Community Program Loan Trust - 1987-A A4                                    4.500%       10/01/18  $        1,165  $      1,069
   DLJ Mortgage Acceptance 1998-2 CL A1                                        6.750%       06/19/28       1,598,528     1,592,783
   GMAC Mortgage Securities Incorporated                                       8.950%       08/20/17          80,069        86,491
   GS Mortgage Securities Corporation 1998-1 CL A                              8.000%       08/19/19       1,188,270     1,242,856
   GS Mortgage Securities Corporation 1998-2 CL A                              7.750%       11/01/23       1,100,000     1,145,719
   Merit Securities Corporation 11 CL 1-A1                                     6.580%       07/28/22       1,000,000     1,000,000
   Residential Asset Securitization Trust 1998-A8                              6.750%       06/25/28       1,750,000     1,754,375
   Residential Asset Securitization Trust 1998-A5                              6.750%       05/25/28       2,426,219     2,435,487
   Residential Asset Securitization Trust 1998-A8                              6.750%       03/01/28       1,882,919     1,885,272
   Residential Accredit Loans Incorporated 1997-QS10                           7.250%       10/25/27       1,588,034     1,602,771
   Residential Accredit Loans Incorporated 1998-QS4                            6.500%       03/25/28       1,211,260     1,210,400
   Residential Accredit Loans Incorporated 1998-QA5                            6.750%       04/25/28       1,744,589     1,750,556
   Rural Housing Trust 1987-1 - Rural 2C                                       6.830%       04/01/26         817,502       828,729
   Ryland Mortgage Securities Corporation 1994-7A A2                           7.000%       08/25/25       1,168,051     1,186,757
   Union Planters Mortgage Finance Corporation 1998-1                          6.350%       01/25/28       1,400,000     1,403,063
                                                                                                                      ------------

              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                     (IDENTIFIED COST $19,051,200)                                                                      19,126,328


U.S. GOVERNMENT AND AGENCY BONDS (68.8%)

U.S. TREASURY(13.4%)
   United States Treasury Note                                                 5.375%       01/31/00         200,000       199,500
   United States Treasury Note                                                 6.375%       05/15/00          75,000        76,125
   United States Treasury Note                                                 6.375%       03/31/01         700,000       714,657
   United States Treasury Note                                                 6.250%       02/28/02       1,235,000     1,263,174
   United States Treasury Note                                                 5.750%       10/31/02       4,200,000     4,234,125
   United States Treasury Note                                                 5.750%       11/30/02          35,000        35,284
   United States Treasury Note                                                 5.500%       05/31/03       6,700,000     6,700,000
   United States Treasury Bond                                                 6.250%       08/15/23       4,220,000     4,516,721
   United States Treasury Bond                                                 6.125%       11/15/27         400,000       428,625
   United States Treasury Note (CPI)                                           3.625%       04/15/28       1,306,110     1,291,009
                                                                                                                      ------------
                                                                                                                        19,459,220



--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (16.3%)
   GNMA Pool 000571                                                            8.200%       05/15/13  $       44,434  $     45,845
   GNMA Pool 000572                                                            8.200%       06/15/12          31,041        32,018
   GNMA Pool 080094                                                            6.000%       07/20/27       1,851,000     1,871,417
   GNMA Pool 171468                                                            8.000%       08/15/16         149,756       157,538
   GNMA Pool 175724                                                            8.000%       08/15/16         139,982       147,256
   GNMA Pool 178457                                                            8.000%       03/15/17          99,500       104,632
   GNMA Pool 206767                                                            8.000%       04/15/17          85,344        89,746
   GNMA Pool 317527                                                            8.000%       08/15/22         377,952       393,368
   GNMA Pool 337121                                                            6.500%       12/15/23         229,008       228,436
   GNMA Pool 344185                                                            7.500%       12/15/22       1,259,341     1,293,583
   GNMA Pool 346900                                                            6.500%       11/15/23         454,670       453,533
   GNMA Pool 352000                                                            6.500%       12/15/23       1,271,314     1,268,136
   GNMA Pool 352001                                                            6.500%       12/15/23         421,741       422,508
   GNMA Pool 353847                                                            7.500%       09/15/27         929,394       954,664
   GNMA Pool 354711                                                            6.500%       12/15/23         476,812       475,620
   GNMA Pool 354721                                                            6.500%       12/15/23         255,258       254,620
   GNMA Pool 355067                                                            6.500%       01/15/24         852,868       850,736
   GNMA Pool 355616                                                            7.500%       05/15/23         940,948       968,659
   GNMA Pool 355829                                                            6.500%       11/15/23         250,390       249,764
   GNMA Pool 364402                                                            6.500%       12/15/23         270,525       269,848
   GNMA Pool 365974                                                            6.500%       11/15/23         235,359       234,771
   GNMA Pool 366252                                                            6.500%       03/15/24          74,465        74,278
   GNMA Pool 369258                                                            6.500%       10/15/23         248,449       247,828
   GNMA Pool 369280                                                            6.500%       01/15/24         756,325       754,434
   GNMA Pool 370962                                                            6.500%       12/15/23         261,267       260,614
   GNMA Pool 371250                                                            6.500%       01/15/24          46,247        46,131
   GNMA Pool 371611                                                            6.500%       01/15/24          77,783        77,588
   GNMA Pool 372083                                                            6.500%       04/15/24         792,677       790,696
   GNMA Pool 374886                                                            6.500%       12/15/23         234,007       233,422
   GNMA Pool 374888                                                            6.500%       01/15/24          52,032        51,902
   GNMA Pool 375305                                                            8.000%       09/15/25          51,907        53,829
   GNMA Pool 380252                                                            6.500%       03/15/24         185,733       185,268
   GNMA Pool 382387                                                            6.500%       01/15/24          59,047        58,900
   GNMA Pool 384262                                                            6.500%       02/15/24         496,483       495,242
   GNMA Pool 385289                                                            6.500%       02/15/24         214,352       213,816
   GNMA Pool 385638                                                            6.500%       04/15/24          48,616        48,494
   GNMA Pool 386952                                                            6.500%       04/15/24         464,278       463,117
   GNMA Pool 387022                                                            8.000%       05/15/25          17,387        18,031



--------------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1998
                                  (CONTINUED)


                                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                                   RATE           DATE           AMOUNT         VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONTINUED)
   GNMA Pool 390326                                                            8.000%       02/15/25  $       51,497  $     53,403
   GNMA Pool 397911                                                            8.000%       09/15/25         190,382       197,430
   GNMA Pool 404645                                                            8.000%       07/15/25          19,518        20,240
   GNMA Pool 405188                                                            8.000%       11/15/25          12,371        12,829
   GNMA Pool 405528                                                            8.000%       11/15/25         576,851       598,206
   GNMA Pool 413357                                                            8.000%       05/15/25          31,418        32,581
   GNMA Pool 413462                                                            8.000%       08/15/25          25,813        26,769
   GNMA Pool 415323                                                            8.000%       07/15/25         653,882       678,089
   GNMA Pool 416844                                                            8.000%       08/15/25          51,262        53,160
   GNMA Pool 427768                                                            7.500%       11/15/27         117,509       120,704
   GNMA Pool 428537                                                            7.500%       08/15/26         169,281       173,989
   GNMA Pool 430230                                                            7.500%       09/15/27         961,738       987,888
   GNMA Pool 448687                                                            7.500%       09/15/27         879,179       903,084
   GNMA Pool 449183                                                            7.500%       10/15/27       1,009,384     1,036,829
   GNMA Pool 450585                                                            7.500%       08/15/27         961,426       987,567
   GNMA Pool 451843                                                            7.500%       06/15/27         518,066       532,421
   GNMA Pool 454969                                                            7.500%       08/15/27         978,811     1,005,425
   GNMA Pool 457485                                                            7.500%       11/15/27         459,067       471,549
   GNMA Pool 459094                                                            7.500%       10/15/27         492,140       505,521
   GNMA Pool 780487                                                            7.250%       12/15/26         464,560       475,533
                                                                                                                      ------------
                                                                                                                        23,713,505
FEDERAL HOUSING AUTHORITY (FHA) (0.1%)
   FHA - Blair Project                                                        10.875%       08/01/28         153,832       153,832
                                                                                                                      ------------
                                                                                                                           153,832
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)(21.4%)
   FHLMC Pool 1563                                                             8.750%       08/15/08         468,111       471,550
   FHLMC Pool 2061 PH                                                          6.000%       06/30/98       1,300,000     1,300,813
   FHLMC Pool 230105                                                           8.750%       12/01/14          22,746        23,806
   FHLMC Pool A00892                                                           9.000%       09/01/18         354,688       378,814
   FHLMC Pool C00262                                                           7.000%       10/01/23       2,571,414     2,614,665
   FHLMC Pool D54041                                                           7.000%       06/01/24         633,203       643,435
   FHLMC Pool D67991                                                           7.000%       02/01/29       1,614,964     1,645,842
   FHLMC Pool D71143                                                           7.000%       05/01/26         453,039       460,360
   FHLMC Pool E00465                                                           6.500%       05/01/13         136,593       137,564
   FHLMC Pool E00478                                                           7.500%       03/01/12         479,588       493,218
   FHLMC Pool E00523                                                           6.500%       12/15/12       3,606,329     3,630,671
   FHLMC Pool E00542                                                           6.500%       04/01/13          97,655        98,294
   FHLMC Pool E00543                                                           6.000%       04/01/13      11,028,891    10,920,808
   FHLMC Pool E20190                                                           6.500%       08/01/10         369,372       372,142
   FHLMC Pool E20193                                                           6.500%       09/01/10         372,161       374,952



--------------------------------------------------------------------------------
See notes to financial statements

                         ACCESSOR FUNDS, INC.
                    MORTGAGE SECURITIES PORTFOLIO
                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 1998
                             (CONTINUED)


DESCRIPTION                                                            INTEREST       MATURITY        PRINCIPAL
                                                                         RATE           DATE           AMOUNT            VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)(CONTINUED)
   FHLMC Pool E61583                                                         6.500%      10/01/10         $378,458         $381,296
   FHLMC Pool E61633                                                         6.500%      11/01/10          344,250          346,832
   FHLMC Pool E61643                                                         6.500%      10/01/10          373,597          376,399
   FHLMC Pool E62414                                                         6.500%      01/01/11          325,677          328,119
   FHLMC Pool E62838                                                         6.500%      01/01/11          139,624          140,671
   FHLMC Pool E63081                                                         6.500%      02/01/11          351,800          354,438
   FHLMC Pool E63833                                                         6.500%      04/01/11          320,824          323,105
   FHLMC Pool E63846                                                         6.500%      04/01/11          291,446          293,632
   FHLMC Pool E63924                                                         6.500%      04/01/11          306,335          308,633
   FHLMC Pool E67224                                                         7.000%      07/01/12          269,985          274,888
   FHLMC Pool E67293                                                         7.000%      07/01/12          269,601          274,497
   FHLMC Pool E67294                                                         7.000%      07/01/12          404,671          412,020
   FHLMC Pool E69095                                                         6.500%      02/01/13          293,699          295,681
   FHLMC Pool E69576                                                         6.500%      02/01/13           37,497           37,750
   FHLMC Pool E69437                                                         6.500%      03/01/13          440,546          443,427
   FHLMC Pool E70056                                                         6.500%      05/01/13          986,796          993,249
   FHLMC Pool E70508                                                         6.500%      05/01/13        1,948,877        1,962,032
                                                                                                                        -----------
                                                                                                                         31,113,603
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)(17.6%)
   FNMA Pool 93-102J                                                         6.800%      06/25/23        2,000,000        2,062,088
   FNMA Pool 303751                                                          8.000%      10/01/09          345,851          359,253
   FNMA Pool 303752                                                          8.000%      05/01/22          216,119          225,040
   FNMA Pool 313877                                                          6.500%      12/01/27          638,455          636,087
   FNMA Pool 323057                                                          6.500%      03/01/13        1,666,007        1,675,537
   FNMA Pool 324518                                                          6.500%      02/01/27           44,788           44,622
   FNMA Pool 370110                                                          6.500%      01/01/27           98,960           98,739
   FNMA Pool 378085                                                          6.500%      03/01/13          978,786          984,385
   FNMA Pool 392410                                                          6.500%      02/01/13        1,485,001        1,493,495
   FNMA Pool 395667                                                          6.500%      08/01/27           50,078           49,892
   FNMA Pool 395811                                                          7.000%      11/01/27        1,402,202        1,422,408
   FNMA Pool 397372                                                          6.500%      08/01/27          651,279          648,862
   FNMA Pool 398114                                                          6.500%      12/01/27          528,477          526,516
   FNMA Pool 399007                                                          6.500%      09/01/27          486,302          484,498
   FNMA Pool 399065                                                          6.500%      10/01/27          457,926          456,227
   FNMA Pool 403792                                                          6.500%      11/01/27          323,009          321,810
   FNMA Pool 405823                                                          6.500%      12/01/27          676,276          673,767
   FNMA Pool 407337                                                          6.500%      12/01/27        1,488,046        1,482,525
   FNMA Pool 407623                                                          6.500%      12/01/27          646,513          644,114
   FNMA Pool 409230                                                          6.500%      01/01/28          706,309          703,689

--------------------------------------------------------------------------------
See notes to financial statements

                         ACCESSOR FUNDS, INC.
                    MORTGAGE SECURITIES PORTFOLIO
                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 1998
                             (CONTINUED)


                                                                       INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                              RATE            DATE          AMOUNT            VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION(FNMA)(CONTINUED)
   FNMA Pool 409597                                                          6.500%       01/01/28        $928,835         $924,841
   FNMA Pool 411030                                                          6.500%       04/01/13          42,919           43,165
   FNMA Pool 414469                                                          7.000%       03/01/28         495,272          502,233
   FNMA Pool 415573                                                          6.500%       02/01/28         151,170          150,520
   FNMA Pool 417923                                                          6.500%       03/01/13         897,286          902,230
   FNMA Pool 418129                                                          6.500%       04/01/28         982,290          978,066
   FNMA Pool 418722                                                          6.500%       04/01/13          74,373           74,799
   FNMA Pool 418729                                                          6.500%       04/01/13         679,625          683,369
   FNMA Pool 419124                                                          6.500%       04/01/13          24,766           24,902
   FNMA Pool 419970                                                          6.500%       04/01/13          30,043           30,208
   FNMA Pool 419972                                                          6.500%       04/01/28         982,927          978,700
   FNMA Pool 420422                                                          6.500%       04/01/13         124,066          124,750
   FNMA Pool 420712                                                          6.500%       05/01/28         988,946          984,693
   FNMA Pool 420716                                                          6.500%       05/01/28         988,923          984,671
   FNMA Pool 421227                                                          6.500%       05/01/28         247,265          246,347
   FNMA Pool 421245                                                          6.500%       03/01/13         963,461          968,972
   FNMA Pool 422435                                                          6.500%       04/01/28         494,068          491,944
   FNMA Pool 423155                                                          6.500%       04/01/13         171,035          171,977
   FNMA Pool 426675                                                          6.500%       05/01/13          24,825           24,962
   FNMA Pool 426718                                                          6.500%       05/01/13          46,202           46,457
   FNMA Pool 426854                                                          8.000%       11/01/10       1,227,991        1,285,111
                                                                                                                     --------------
                                                                                                                         25,616,471
              TOTAL U.S. GOVERNMENT AND AGENCY BONDS                                                                    100,056,631
                                                                                                                     --------------
              (IDENTIFIED COST $98,901,776)

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (0.1%)

   Fifth Third Bank Repurchase Agreement (collateralized by                  5.450%       07/01/98          76,836           76,836
   77,000 US Treasury Note, 7.50%, 10/31/99, market value $78,876)                                                    -------------

              TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
              (IDENTIFIED COST $76,836)                                                                                      76,836
                                                                                                                     --------------
                                                                       (3)
              TOTAL INVESTMENTS (100.0%) (IDENTIFIED Cost $143,379,546)                                              $  145,453,550
                                                                                                                     --------------
                                                                                                                     --------------

(1) Security has been segregated with the custodian to cover margin requirements for the open future contracts at June 30, 1998, detailed on the following page.
(2) Current Yield.
(3) See Note 5 for important tax information.

--------------------------------------------------------------------------------
See notes to financial statements

                         ACCESSOR FUNDS, INC.
                    MORTGAGE SECURITIES PORTFOLIO
                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 1998
                             (CONCLUDED)


FORWARD COMMITMENTS

TBA SALE COMMITMENTS AT JUNE 30, 1998
(Proceeds receivable $13,906,467)

      AGENCY            PRINCIPAL       DELIVERY     COUPON RATE        MARKET
                          AMOUNT          DATE                           VALUE
   FNMA                   $ 6,500,000    7/14/98        6.50%         $  6,471,563
   FNMA                     5,740,000    7/14/98        6.50%            5,913,971
   FNMA                     1,500,000    7/14/98        7.00%            1,521,082
                                                                      ------------
                                                                      $ 13,906,616
                                                                      ------------
                                                                      ------------


TBA PURCHASE COMMITMENTS AT JUNE 30, 1998
(Proceeds payable $10,533,396)

      AGENCY            PRINCIPAL       DELIVERY     COUPON RATE        MARKET
                          AMOUNT          DATE                           VALUE
   FHLMC                  $ 3,000,000    7/20/98        6.50%         $  3,019,674
   FNMA                     6,000,000    7/14/98        6.50%            5,973,708
   FNMA                     1,500,000    7/14/98        7.50%            1,538,427
                                                                      ------------
                                                                      $ 10,531,809
                                                                      ------------
                                                                      ------------
See Note 2 for more information regarding forward committments.

OUTSTANDING FUTURES CONTRACTS

                                                                                                           UNREALIZED
                                                                       UNITS PER        CURRENT            APPRECIATION
   TYPE                                EXPIRATION      CONTRACT        CONTRACT          VALUE            (DEPRECIATION)
   90 Day Eurodollar Future             03/21/99          31             1,000       $   (865,156)         $     677
    5 Year Note Future                  09/21/98          22             1,000         (2,413,125)            (5,599)
   10 Year Note Future                  09/21/98         242             1,000        (27,550,188)          (189,261)
   30 Year Bond Future                  09/21/98           7             2,500          4,952,063            (13,321)
                                                                                                           ---------
                                                                                                           $(207,504)
                                                                                                           ---------
                                                                                                           ---------


--------------------------------------------------------------------------------
The notes are an integral part of the financial statements

                         ACCESSOR FUNDS, INC.
                   U.S. GOVERNMENT MONEY PORTFOLIO
                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 1998


                                                                             INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                    RATE        DATE          AMOUNT          VALUE
U.S. GOVERNMENT AND AGENCY BONDS (83.0%)


FEDERAL FARM CREDIT BANK (FFCB) (3.8%)
   FFCB Discount Note                                                            5.410%    09/25/98     $1,885,000       $1,860,638
                                                                                                                         ----------
                                                                                                                          1,860,638
U.S. TREASURY BILLS (4.1%)
   United States Treasury Bills                                                  4.920%    08/09/98      2,000,000        1,990,160
                                                                                                                         ----------
                                                                                                                          1,990,160
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.2%)
   FHLMC Discount Note                                                           5.350%    08/03/98      2,000,000        1,990,192
   FHLMC Discount Note                                                           5.370%    09/30/98      2,000,000        1,972,852
                                                                                                                         ----------
                                                                                                                          3,963,044

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (40.6%)
   FNMA Discount Note                                                            5.400%    09/14/98      2,000,000        1,977,500
   FNMA Discount Note                                                            5.230%    03/05/99      2,000,000        1,928,233
   FNMA Discount Note                                                            5.250%    08/20/98      3,000,000        2,978,125
   FNMA Discount Note                                                            5.340%    10/13/98      1,005,000          989,496
   FNMA Discount Note                                                            5.330%    11/02/98      2,000,000        1,963,282
   FNMA Discount Note                                                            5.340%    11/09/98      3,000,000        2,941,705
   FNMA Discount Note                                                            5.340%    12/24/98      2,000,000        1,947,787
   FNMA Discount Note                                                            5.390%    07/15/98      3,000,000        2,993,712
   FNMA Discount Note                                                            5.370%    07/22/98      2,000,000        1,993,735
                                                                                                                         ----------
                                                                                                                         19,713,575
FEDERAL HOME LOAN BANK (FHLB) (26.4%)
   FHLB Discount Note                                                            5.380%    10/04/98      2,000,000        1,970,709
   FHLB Discount Note                                                            5.325%    11/18/98      2,000,000        1,958,583
   FHLB Discount Note                                                            5.400%    07/30/98      2,000,000        1,991,300
   FHLB Discount Note                                                            5.400%    09/02/98      2,000,000        1,981,100
   FHLB Discount Note                                                            5.350%    12/03/98      3,000,000        2,930,896
   FHLB Discount Note                                                            5.350%    10/21/98      2,000,000        1,966,711
                                                                                                                         ----------
                                                                                                                         12,799,299

                TOTAL U.S. GOVERNMENT AND AGENCY BONDS                                                                   40,326,716
                                                                                                                         ----------
                (IDENTIFIED COST $40,326,716)


--------------------------------------------------------------------------------
See notes to financial statements

                         ACCESSOR FUNDS, INC.
                   U.S. GOVERNMENT MONEY PORTFOLIO
                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 1998
                             (CONCLUDED)


                                                                             INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                                    RATE         DATE         AMOUNT          VALUE

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (17.0%)

REPURCHASE AGREEMENTS
   Fifth Third Bank Repurchase Agreement (collateralized by                      5.450%     07/01/98    $8,233,604     $  8,233,604
   8,199,000 US Treasury Note , 7.50%, 10/31/99,                                                                       ------------
   market value $8,398,850)

                TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
                (IDENTIFIED COST $8,233,604)                                                                              8,233,604
                                                                                                                       ------------

                                                                        (1)
                TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $48,560,320)                                               $ 48,560,320
                                                                                                                       ------------
                                                                                                                       ------------

   (1) The identified cost for Federal Tax purposes is the same as shown above.









--------------------------------------------------------------------------------
The notes are an integral part of the financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


                                                                                    VALUEAND         SMALLTO        INTERNATIONAL
                                                                   GROWTH            INCOME          MIDCAP            EQUITY
                                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
ASSETS:
 Investments, at value                                           $121,974,849     $115,456,977     $209,886,938      $181,303,912
 Repurchase agreements, at cost                                       315,203        8,318,537        4,389,406                 -
                                                                 ------------     ------------     ------------      ------------
     TOTAL INVESTMENTS (1)                                        122,290,052      123,775,514      214,276,344       181,303,912
 Cash                                                                       -                -                -           203,320
 Receivable for investments sold                                      137,315                -        4,246,166         1,830,860
 Receivable for capital shares sold                                   448,993          805,757        3,764,153         1,162,432
 Dividends and interest receivable                                    100,989          137,824          121,003           378,144
 Open forward currency contracts                                            -                -                -             7,171
 TBA purchase commitments, at value                                         -                -                -                 -
 Other assets                                                               -                -                -            22,849
                                                                 ------------     ------------     ------------      ------------
     TOTAL ASSETS                                                 122,977,349      124,719,095      222,407,666       184,908,688
LIABILITIES:
 Distributions payable                                                784,450          622,056        3,917,863                 -
 Payable for investments purchased                                    170,393                -                -         5,606,138
 Payable for capital shares repurchased                                70,290           11,145          282,726         1,144,768
 Open forward currency contracts                                            -                -                -             1,784
 Payable due to Bennington                                             42,583           44,976          102,584            75,443
 Money managers fee payable                                            55,977          100,105          148,268           242,810
 TBA sale commitments, at value                                             -                -                -                 -
 Payable for futures contract settlement                                    -           61,625                -                 -
 Accrued expenses and other liabilities                                75,233           49,935           51,242           175,296
                                                                 ------------     ------------     ------------      ------------
     TOTAL LIABILITIES                                              1,198,926          889,842        4,502,683         7,246,239
                                                                 ------------     ------------     ------------      ------------
     NET ASSETS                                                  $121,778,423     $123,829,253     $217,904,983      $177,662,449
                                                                 ------------     ------------     ------------      ------------
                                                                 ------------     ------------     ------------      ------------

NET ASSETS CONSIST OF:
 Paid-in capital                                                 $ 84,297,336     $ 98,741,626     $171,403,664      $138,221,859
 Net unrealized appreciation of investments,
  receivables, payables, and futures contracts                     29,106,042       14,558,566       31,796,590        33,235,429
 Undistributed net investment income (loss)                             1,474              125         (185,494)          409,997
 Accumulated net realized gain (loss) on investments,
  future contracts, options, and foreign currencies                 8,373,571       10,528,936       14,890,223         5,795,164
                                                                 ------------     ------------     ------------      ------------
     NET ASSETS                                                  $121,778,423     $123,829,253     $217,904,983      $177,662,449
                                                                 ------------     ------------     ------------      ------------
                                                                 ------------     ------------     ------------      ------------

NET ASSETS:
 Advisor class                                                   $121,778,423     $123,829,253     $201,651,163      $177,662,449
 Investor class                                                             -                -       16,253,820                 -
                                                                 ------------     ------------     ------------      ------------
     TOTAL                                                       $121,778,423     $123,829,253     $217,904,983      $177,662,449
                                                                 ------------     ------------     ------------      ------------
                                                                 ------------     ------------     ------------      ------------

OUTSTANDING SHARES:
 Advisor class                                                      4,671,696        5,379,221        8,299,163        10,232,491
 Investor class                                                             -                -          668,892                 -
                                                                 ------------     ------------     ------------      ------------
     TOTAL                                                          4,671,696        5,379,221        8,968,055        10,232,491
                                                                 ------------     ------------     ------------      ------------
                                                                 ------------     ------------     ------------      ------------

Net asset value, offering and redemption price per share
 Advisor class                                                   $      26.07     $      23.02     $      24.30      $      17.36
                                                                 ------------     ------------     ------------      ------------
                                                                 ------------     ------------     ------------      ------------
 Investor class                                                  $          -     $          -     $      24.30      $          -
                                                                 ------------     ------------     ------------      ------------
                                                                 ------------     ------------     ------------      ------------
(1) Investments at cost                                          $ 93,184,011     $109,401,210     $185,979,987      $146,430,882


                                                                                     SHORT-                             U.S.
                                                                 INTERMEDIATE     INTERMEDIATE      MORTGAGE         GOVERNMENT
                                                                 FIXED-INCOME     FIXED-INCOME     SECURITIES           MONEY
                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
ASSETS:
 Investments, at value                                            $45,073,782      $45,940,369     $145,376,714       $40,326,716
 Repurchase agreements, at cost                                     1,712,327          374,180           76,836         8,233,604
                                                                  -----------      -----------     ------------       -----------
     TOTAL INVESTMENTS (1)                                         46,786,109       46,314,549      145,453,550        48,560,320
 Cash                                                                     298                -            2,786                 -
 Receivable for investments sold                                      506,926                -       16,951,078                 -
 Receivable for capital shares sold                                   101,828          236,621          224,628            16,714
 Dividends and interest receivable                                    651,898          731,370        1,004,987             1,246
 Open forward currency contracts                                            -                -                -                 -
 TBA purchase commitments, at value                                         -                -       10,531,809                 -
 Other assets                                                               -                -                -                 -
                                                                  -----------      -----------     ------------       -----------
     TOTAL ASSETS                                                  48,047,059       47,282,540      174,168,838        48,578,280
LIABILITIES:
 Distributions payable                                                144,189          166,545          691,096           181,768
 Payable for investments purchased                                  2,139,530                -       23,296,262                 -
 Payable for capital shares repurchased                                75,907            9,366           79,398               109
 Open forward currency contracts                                            -                -                -                 -
 Payable due to Bennington                                             13,053           13,783           40,701             9,952
 Money managers fee payable                                             5,860            7,845           77,021                 -
 TBA sale commitments, at value                                             -                -       13,906,616                 -
 Payable for futures contract settlement                                    -                -           49,760                 -
 Accrued expenses and other liabilities                                36,175           30,242           48,846            36,063
                                                                  -----------      -----------     ------------       -----------
     TOTAL LIABILITIES                                              2,414,714          227,781       38,189,700           227,892
                                                                  -----------      -----------     ------------       -----------
     NET ASSETS                                                   $45,632,345      $47,054,759     $135,979,138       $48,350,388
                                                                  -----------      -----------     ------------       -----------
                                                                  -----------      -----------     ------------       -----------

NET ASSETS CONSIST OF:
 Paid-in capital                                                  $44,935,571      $46,662,627     $133,032,956       $48,355,223
 Net unrealized appreciation of investments,
  receivables, payables, and futures contracts                      1,023,054          440,714        1,821,320                 -
 Undistributed net investment income (loss)                              (204)          (4,249)         (32,946)               14
 Accumulated net realized gain (loss) on investments,
  future contracts, options, and foreign currencies                  (326,076)         (44,333)        1,157,808           (4,849)
                                                                  -----------      -----------     ------------       -----------
     NET ASSETS                                                   $45,632,345      $47,054,759     $135,979,138       $48,350,388
                                                                  -----------      -----------     ------------       -----------
                                                                  -----------      -----------     ------------       -----------

NET ASSETS:
 Advisor class                                                    $45,632,345      $47,054,759     $135,979,138       $48,350,388
 Investor class                                                             -                -                -                 -
                                                                  -----------      -----------     ------------       -----------
     TOTAL                                                        $45,632,345      $47,054,759     $135,979,138       $48,350,388
                                                                  -----------      -----------     ------------       -----------
                                                                  -----------      -----------     ------------       -----------

OUTSTANDING SHARES:
 Advisor class                                                      3,708,465        3,827,588       10,757,677        48,355,646
 Investor class                                                             -                -                -                 -
                                                                  -----------      -----------     ------------       -----------
     TOTAL                                                          3,708,465        3,827,588       10,757,677        48,355,646
                                                                  -----------      -----------     ------------       -----------
                                                                  -----------      -----------     ------------       -----------

Net asset value, offering and redemption price per share
 Advisor class                                                    $     12.30      $     12.29     $      12.64       $      1.00
                                                                  -----------      -----------     ------------       -----------
                                                                  -----------      -----------     ------------       -----------
 Investor class                                                   $         -      $         -     $          -       $         -
                                                                  -----------      -----------     ------------       -----------
                                                                  -----------      -----------     ------------       -----------
(1) Investments at cost
                                                                  $45,757,613      $46,174,812     $143,379,546       $48,560,320

--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                   VALUE AND        SMALL TO      INTERNATIONAL
                                                                   GROWTH           INCOME           MID CAP          EQUITY
                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
INVESTMENT INCOME:
 Dividends(net of foreign withholding taxes of $187,141
  for International Equity Portfolio)                            $   546,984      $   947,263      $   770,105     $ 1,543,562
 Interest                                                             38,804          221,155          166,434         155,089
                                                                 -----------      -----------      -----------     -----------
     TOTAL INVESTMENT INCOME                                         585,788        1,168,418          936,539       1,698,651

EXPENSES:
 Management fees                                                     234,707          241,626          541,925         467,276
 Money managers fees                                                  95,638          171,777          289,025         509,757
 Transfer agent and administration fees                               77,513           70,950          117,747         109,635
 Fund accounting fees                                                 18,761           20,019           25,009          41,441
 Legal fees                                                           11,611            5,670            5,124           4,042
 Audit fees                                                            5,347            7,010            6,977           8,474
 Custodian fees                                                        5,857            4,896           10,357         110,003
 Amortization of deferred organizational expenses                          -                -                -           6,878
 Registration fees                                                    14,278           13,007           12,404          17,847
 Directors fees                                                        1,360            1,336            1,323           1,337
 Printing/Postage expense                                              3,151            2,052            3,615           3,131
 Other                                                                 6,593            3,968            4,742           8,833
Investor Class Only:
 Shareholder services fees                                                 -                -              545               -
 Administrative services fees                                              -                -              545               -
                                                                 -----------      -----------      -----------     -----------

     TOTAL EXPENSES                                                  474,816          542,311        1,019,338       1,288,654
                                                                 -----------      -----------      -----------     -----------

NET INVESTMENT INCOME (LOSS)                                         110,972          626,107          (82,799)        409,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
 Investments                                                       8,530,223       10,584,491       14,886,028       8,055,312
 Foreign exchange                                                          -                -                -      (2,057,441)
 Options                                                                   -                -                -               -
Change in unrealized appreciation (depreciation)
 of investments                                                   13,496,592          126,196        8,486,206      20,348,571
Change in unrealized appreciation of foreign currency                      -                -                -           3,284
                                                                 -----------      -----------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                                      22,026,815       10,710,687       23,372,234      26,349,726
                                                                 -----------      -----------      -----------     -----------

NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                      $22,137,787      $11,336,794      $23,289,435     $26,759,723
                                                                 -----------      -----------      -----------     -----------
                                                                 -----------      -----------      -----------     -----------


                                                                                      SHORT-                            U.S.
                                                                  INTERMEDIATE     INTERMEDIATE       MORTGAGE       GOVERNMENT
                                                                  FIXED-INCOME     FIXED-INCOME      SECURITIES         MONEY
                                                                   PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
INVESTMENT INCOME:
 Dividends(net of foreign withholding taxes of $187,141
  for International Equity Portfolio)                             $        -       $        -       $        -      $        -
 Interest                                                          1,623,307        1,329,997        4,100,045       1,326,012
                                                                  ----------       ----------       ----------      ----------
     TOTAL INVESTMENT INCOME                                       1,623,307        1,329,997        4,100,045       1,326,012

EXPENSES:
 Management fees                                                      92,035           80,967          231,411          60,248
 Money managers fees                                                  27,434           22,095          147,847               -
 Transfer agent and administration fees                               37,411           32,362           84,090          35,753
 Fund accounting fees                                                 19,386           18,745           27,221           7,204
 Legal fees                                                            4,684            5,820            6,637           3,897
 Audit fees                                                            7,362            6,978            7,941           7,200
 Custodian fees                                                        1,951            1,478           19,486           3,856
 Amortization of deferred organizational expenses                          -                -                -               -
 Registration fees                                                     9,712           10,446           10,621           7,225
 Directors fees                                                        1,391            1,298            1,337           1,022
 Printing/Postage expense                                              2,844            1,089            3,905           8,031
 Other                                                                 2,777            7,236            3,385             516
Investor Class Only:
 Shareholder services fees                                                 -                -                -               -
 Administrative services fees                                              -                -                -               -
                                                                  ----------       ----------       ----------      ----------

     TOTAL EXPENSES                                                  206,987          188,514          543,881         134,952
                                                                  ----------       ----------       ----------      ----------

NET INVESTMENT INCOME (LOSS)                                       1,416,320        1,141,483        3,556,164       1,191,060

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
 Investments                                                       1,054,783            3,412        1,182,344               -
 Foreign exchange                                                          -                -                -               -
 Options                                                                   -                -          (25,810)              -
Change in unrealized appreciation (depreciation)
 of investments                                                     (654,524)          51,028         (616,076)              -
Change in unrealized appreciation of foreign currency                      -                -                -               -
                                                                  ----------       ----------       ----------      ----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS                                                         400,259           54,440          540,458               -
                                                                  ----------       ----------       ----------      ----------

NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                       $1,816,579       $1,195,923       $4,096,622      $1,191,060
                                                                  ----------       ----------       ----------      ----------
                                                                  ----------       ----------       ----------      ----------


--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                            GROWTH PORTFOLIO             VALUE AND INCOME PORTFOLIO
                                                                    -------------------------------    -----------------------------
                                                                       PERIOD ENDED    YEAR ENDED        PERIOD ENDED     YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                     30-JUN-98 (1)    31-DEC-97        30-JUN-98 (1)     31-DEC-97
From operations:
  Net Investment Income                                             $      110,972    $    461,988     $     626,107    $   816,667
  Net realized gain on investments                                       8,530,223      16,907,790        10,584,491      9,186,661
  Change in unrealized appreciation of investments                      13,496,592       4,574,902           126,196      7,639,735
                                                                    --------------    ------------     -------------    -----------
Net increase in net assets resulting from operations                    22,137,787      21,944,680        11,336,794     17,643,063

Distributions from:
  Net investment income                                                   (111,215)       (460,271)         (626,241)      (816,408)
  Net realized gain on investments                                      (2,627,316)    (15,608,927)       (1,257,089)    (8,426,264)
                                                                    --------------    ------------     -------------    -----------

Total distributions                                                     (2,738,531)    (16,069,198)       (1,883,330)    (9,242,672)

Capital share transactions:
  Proceeds from subscriptions                                           38,227,306      42,600,128        48,438,412     45,978,728
  Reinvestment of distributions                                          1,910,400      11,189,025         1,043,315      6,614,169
  Cost of redemptions                                                  (25,665,545)    (32,343,403)      (16,232,560)   (16,233,640)
                                                                    --------------    ------------     -------------    -----------
Net increase resulting from capital share transactions                  14,472,161      21,445,750        33,249,167     36,359,257

Total increase in net assets                                            33,871,417      27,321,232        42,702,631     44,759,648

NET ASSETS:
  Beginning of period                                                   87,907,006      60,585,774        81,126,622     36,366,974
                                                                    --------------    ------------     -------------    -----------

  End of period                                                     $  121,778,423    $ 87,907,006     $ 123,829,253  $  81,126,622
                                                                    --------------    ------------     -------------    -----------
                                                                    --------------    ------------     -------------    -----------

(1) Unaudited




--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SMALL TO MID CAP PORTFOLIO           INTERNATIONAL EQUITY
                                                                    -------------------------------    -----------------------------
                                                                      PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                    30-JUN-98 (1)   31-DEC-97         30-JUN-98 (1)    31-DEC-97
From operations:
  Net investment income (loss)                                       $     (82,799) $      (3,818)      $    409,997   $   (236,704)
  Net realized gain on investments, options,
   and foreign currency                                                 14,886,028     24,033,927          5,997,871      4,905,193
  Change in unrealized appreciation of investments                       8,486,206     14,019,209         20,351,855      4,620,705
                                                                     -------------  -------------      -------------  -------------

Net increase in net assets resulting from operations                    23,289,435     38,049,318         26,759,723      9,289,194

Distributions from:
  Net realized gain on investments
   Advisor Class                                                        (5,843,696)           -                  -              -
   Investor Class                                                         (463,706)           -                  -              -
                                                                     -------------
   Total                                                                (6,307,402)   (19,306,498)               -       (4,905,193)
  Excess of net investment income                                              -         (102,695)               -              -
  Excess of net realized gain on investments                                   -              -                  -         (202,707)
                                                                     -------------  -------------      -------------  -------------

Total distributions                                                     (6,307,402)   (19,409,193)               -       (5,107,900)
Capital share transactions:
  Proceeds from subscriptions
   Advisor Class                                                       110,336,657            -                  -              -
   Investor Class                                                       15,880,666            -                  -              -
                                                                     -------------  -------------      -------------  -------------
   Total                                                               126,217,323    114,006,085         59,551,706     93,636,071
  Reinvestment of distributions
   Advisor Class                                                         1,925,822            -                  -              -
   Investor Class                                                          463,717            -                  -              -
                                                                     --------------
   Total                                                                 2,389,539     11,867,758                -        3,517,461
  Cost of redemptions                                                  (52,905,350)   (84,771,366)       (60,090,111)   (22,913,075)
                                                                     -------------  -------------      -------------  -------------

Net increase (decrease) resulting from capital share transactions       75,701,512     41,102,477           (538,405)    74,240,457

Total increase in net assets                                            92,683,545     59,742,602         26,221,318     78,421,751
NET ASSETS:
  Beginning of period                                                  125,221,438     65,478,836        151,441,131     73,019,380
                                                                     -------------  -------------      -------------  -------------

  End of period                                                      $ 217,904,983  $ 125,221,438      $ 177,662,449  $ 151,441,131
                                                                     -------------  -------------      -------------  -------------
                                                                     -------------  -------------      -------------  -------------

(1) Unaudited

--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             INTERMEDIATE                   SHORT-INTERMEDIATE
                                                                        FIXED-INCOME PORTFOLIO            FIXED-INCOME PORTFOLIO
                                                                    ------------------------------   -------------------------------
                                                                     PERIOD ENDED     YEAR ENDED       PERIOD ENDED     YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                    30-JUN-98 (1)    31-DEC-97        30-JUN-98 (1)    31-DEC-97
From operations:
  Net investment income                                              $   1,416,320  $   2,899,193       $  1,141,483   $  2,097,549
  Net realized gain on investments                                       1,054,783         36,784              3,412          6,148
  Change in unrealized appreciation (depreciation) of investments         (654,524)     1,080,463             51,028        412,603
                                                                     -------------  -------------       ------------   ------------

Net increase in net assets resulting from operations                     1,816,579      4,016,440          1,195,923      2,516,300

Distributions from:
  Net investment income                                                 (1,416,524)    (2,900,522)        (1,141,313)    (2,098,114)
  Excess of net investment income                                              -              -                  -           (4,419)
                                                                     -------------  -------------       ------------   ------------

Total distributions                                                     (1,416,524)    (2,900,522)        (1,141,313)    (2,102,533)

Capital share transactions:
  Proceeds from subscriptions                                           16,050,559     22,943,316         11,571,775     20,305,381
  Reinvestment of distributions                                            493,561      1,033,657            194,513        249,894
  Cost of redemptions                                                  (26,508,740)   (22,143,716)        (5,708,181)   (16,727,519)
                                                                     -------------  -------------       ------------   ------------

Net increase (decrease) resulting from capital share transactions       (9,964,620)     1,833,257          6,058,107      3,827,756

Total increase (decrease) in net assets                                 (9,564,565)     2,949,175          6,112,717      4,241,523

NET ASSETS:
  Beginning of period                                                   55,196,910     52,247,735         40,942,042     36,700,519
                                                                     -------------  -------------       ------------   ------------

  End of period                                                      $  45,632,345  $  55,196,910       $ 47,054,759   $ 40,942,042
                                                                     -------------  -------------       ------------   ------------
                                                                     -------------  -------------       ------------   ------------

(1) Unaudited


--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          MORTGAGE SECURITIES                 U.S. GOVERNMENT
                                                                               PORTFOLIO                      MONEY PORTFOLIO
                                                                    ------------------------------   -------------------------------
                                                                      PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                    30-Jun-98 (1)   31-Dec-97         30-JUN-98 (1)    31-DEC-97
From operations:
  Net investment income                                               $  3,556,164   $  5,380,667       $  1,191,060   $  2,774,101
  Net realized gain (loss) on investments                                1,156,534      1,115,943                -           (5,036)
  Change in unrealized appreciation (depreciation) of investments         (616,076)     1,939,701                -              -
                                                                      ------------   ------------       ------------   ------------
Net increase in net assets resulting from operations                     4,096,622      8,436,311          1,191,060      2,769,065

Distributions from:
  Net investment income                                                 (3,551,564)    (5,380,667)        (1,191,046)    (2,774,283)
  Excess of net investment income                                              -          (37,546)               -              -
  Net realized gain on investments                                        (302,445)      (408,792)               -              -
                                                                      ------------   ------------       ------------   ------------
Total distributions                                                     (3,854,009)    (5,827,005)        (1,191,046)    (2,774,283)

Capital share transactions:
  Proceeds from subscriptions                                           37,611,490     46,306,046         58,303,462     93,789,512
  Reinvestment of distributions                                            756,490      1,482,818             68,416         59,844
  Cost of redemptions                                                  (12,378,502)   (14,513,511)       (60,931,397)  (104,606,175)
                                                                      ------------   ------------       ------------   ------------

Net increase (decrease) resulting from capital share transactions       25,989,478     33,275,353         (2,559,519)   (10,756,819)

Total increase (decrease) in net assets                                 26,232,091     35,884,659         (2,559,505)   (10,762,037)

NET ASSETS:
  Beginning of period                                                  109,747,047     73,862,388         50,909,893     61,671,930
                                                                      ------------   ------------       ------------   ------------
  End of period                                                       $135,979,138   $109,747,047       $ 48,350,388   $ 50,909,893
                                                                      ------------   ------------       ------------   ------------
                                                                      ------------   ------------       ------------   ------------

(1) Unaudited

--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Accessor Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight diversified investment portfolios: Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio (the "Equity Portfolios"), International Equity Portfolio (the "International Portfolio"), Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio (the "Bond Portfolios"), and U.S. Government Money Portfolio (the "Money Portfolio") (individually, a "Portfolio", collectively, the "Portfolios"). The Fund was incorporated in Maryland on June 10, 1991. Each portfolio offers two classes of shares, Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION

     Equity securities listed and traded principally on a national securities exchange are valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity and fixed income securities and options are valued on the basis of the closing bid price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. Futures contracts are valued on the basis of the last sales price.

     Domestic fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Investments in the Money Portfolio and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal Income Tax Regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSACTIONS

     The books and records of the Portfolios are maintained in U.S. dollars. The Bond Portfolios may purchase debt obligations that are payable in a foreign currency, and the International Portfolio and Equity Portfolios may purchase equity securities that are payable in a foreign currency. For these Portfolios, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.

     Reported net realized foreign exchange gains or losses arise from sales of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of expenses recorded on each of the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

     The Portfolios report certain foreign currency related security transactions as components of realized gains in the statement of operation for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Portfolios isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in market prices of equity securities.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

     OFF-BALANCE SHEET RISK

     The Portfolios may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

     The notional or contractual amounts of these instruments represent the investment the Portfolios have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     FUTURES CONTRACTS

     The Portfolios (other than the Money Portfolio) are permitted to enter into financial futures contracts, stock index futures contracts and related options in accordance with their investment objectives. The International Portfolio may also purchase and write futures contracts on foreign currencies. A Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Portfolio each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Portfolio. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolios is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The International Portfolio will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     OPTIONS TRANSACTIONS

     The Portfolios may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Portfolios may also purchase and sell call and put options on foreign currencies. The Equity Portfolios may utilize options to equitize liquidity reserve balances.

     When any of the Portfolios (other than the Money Portfolio, which does not invest in any option transactions) writes a covered call or put option, an amount equal to the premium received is included in that Portfolio's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold
     (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

     When any of the Portfolios (other than the Money Portfolio, which does not invest in any option transactions) purchases a call or put option, an amount equal to the premium paid is included in that Portfolio's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call.

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     If a Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Portfolio, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

     REPURCHASE AGREEMENTS

     The Portfolios may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Portfolios' management has determined to be creditworthy. It is the Portfolios' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Portfolios under each repurchase agreement.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions from net investment income are declared daily and paid monthly for the Money Portfolio; declared and paid monthly for the Bond Portfolios; declared and paid quarterly for the Equity Portfolios; declared and paid annually for the International Portfolio. Distributions of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL INCOME TAXES

     It is each Portfolio's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Portfolios will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

     Each Portfolio files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Portfolio's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     FORWARD COMMITMENTS

     The Portfolios may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Portfolio's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

     The Portfolios may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     ORGANIZATIONAL EXPENSES

     Organizational expenses are being amortized on a straight-line basis over a period not to exceed 60 months.

     OTHER

     Investment income, realized and unrealized gains and losses and shared expenses incurred by the Fund are allocated among the Portfolios based on each Portfolio's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Portfolio as incurred. Portfolio expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

     ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS

     MANAGER

     The Fund has a management agreement with Bennington Capital Management L.P. ("Bennington"). Pursuant to this agreement, Bennington operates and administers the provision of all general management, investment advisory and portfolio management services. Bennington also manages the Intermediate Fixed-Income, Short-Intermediate Fixed-Income, and U.S. Government Money Portfolios. Fees paid are computed monthly based on the average daily net assets of each Portfolio at an annualized rate as follows:


                                                                ANNUAL
          PORTFOLIO                                         MANAGEMENT FEE
          ---------                                         --------------
          Growth                                                 0.45%
          Value and Income                                       0.45
          Small to Mid Cap                                       0.60
          International Equity                                   0.55
          Intermediate Fixed-Income                              0.36
          Short-Intermediate Fixed-Income                        0.36
          Mortgage Securities                                    0.36
          U.S. Government Money                                  0.25

     MONEY MANAGERS

     Each Portfolio's assets (other than the Intermediate Fixed-Income, Short-Intermediate Fixed-Income, and U.S. Government Money Portfolios) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Bennington. For the first five complete calendar quarters of investment operations for a Portfolio, each Portfolio will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Portfolio managed by such Money Manager. This fee has two components, the Basic Fee and the Portfolio Management Fee. Commencing with the sixth calendar quarter of investment operations for each Portfolio, the Money Manager fee consists of two components, the Basic Fee and the Performance Fee.

     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of the Fund's Board of Directors:

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


     PORTFOLIO                            INDEX
     ---------                            -----
     Growth                               S&P/BARRA Growth Index
     Value and Income                     S&P/BARRA Value Index
     Small to Mid Cap                     Wilshire 4500 Index
     International Equity                 Morgan Stanley Capital International
                                              EAFE-Registered Trademark- + EMF
                                              Index
     Intermediate Fixed-Income            Lehman Brothers Government/Corporate
                                              Index
     Short-Intermediate Fixed-Income      Lehman Brothers Government/Corporate
                                              1-5 Year Index
      Mortgage Securities                 Lehman Brothers Mortgage-Backed
                                              Securities Index

     For the six months ended June 30, 1998, the following Basic Fees, Portfolio Management Fees and Performance Fees were calculated based on the average daily net assets of the Portfolios:



                                                   BASIC      PORTFOLIO     PERFORMANCE    TOTAL
                                                   MONEY        MONEY         MONEY        MONEY
                                                 MANAGEMENT   MANAGEMENT    MANAGEMENT   MANAGEMENT
          PORTFOLIO                    QUARTER      FEE          FEE           FEE          FEE
          ---------                   --------   ----------   ----------    -----------  ----------
     Growth                         1st Quarter     0.10%        0.10%         -            0.20%
     (See Shareholder Letter)       2nd Quarter     0.10         0.10          -            0.20

     Value and Income               1st Quarter     0.10          -           0.22          0.32
                                    2nd Quarter     0.10          -           0.22          0.32

     Small to Mid Cap               1st Quarter     0.10          -           0.22          0.32
                                    2nd Quarter     0.10          -           0.22          0.32

     International Equity           1st Quarter     0.20          -           0.40          0.60
                                    2nd Quarter     0.20          -           0.40          0.60

     Intermediate Fixed-            1st Quarter     0.07          -           0.08          0.15
     Income                         2nd Quarter     0.07          -           0.08          0.15*


     Short-Intermediate             1st Quarter     0.07          -           0.08          0.15
     Fixed-Income                   2nd Quarter     0.07          -           0.08          0.15*

     Mortgage                       1st Quarter     0.07          -           0.16          0.23
     Securities                     2nd Quarter     0.07          -           0.16          0.23

--------------------
     * Bennington directly manages the assets of the Intermediate Fixed-Income, Short-Intermediate Fixed-Income, and U.S. Government Money Portfolios, therefore there is no Money Manager Fee associated with these Portfolios. Money Manager fees paid to Smith Barney and Banker's Trust Company through April 30, 1998 only.

     DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

     The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Portfolio to reimburse third party intermediaries or other service organizations each month for distribution-related expenses incurred. Under the terms of the Distribution Plan, the Fund will reimburse

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. The Fund has adopted a Shareholder Service Plan with respect to the Investor Class Shares of each Portfolio to reimburse third party service organizations who provide account maintenance services.

     The maximum amount payable to service organizations under the Distribution Plan and Shareholder Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Portfolio attributable to Investor Class Shares.

     ADMINISTRATIVE SERVICE PLAN

     The Fund has adopted an Administrative Service Plan with respect to the Investor Class Shares of each Portfolio to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Portfolio attributable to Investor Class Shares, provided, however, that no Portfolio shall directly or indirectly pay any distribution related amounts that will be allocated under the Fund's Distribution Plan.

     TRANSFER AGENT AND ADMINISTRATION

     The Fund has a Transfer Agency and Administrative Agreement with Bennington. Pursuant to this agreement, Bennington acts as transfer agent and administrator to the Fund, performing all transfer agent and certain compliance services. The fees are computed as the greater of an annual fee expressed as a percentage of the average daily net assets, per portfolio, or a minimum dollar amount per portfolio.

4.   SHARES OF STOCK

     The Fund, incorporated in Maryland on June 10, 1991, is authorized to issue 15,000,000,000 shares of Common Stock, $.001 par value. Transactions in shares of the Portfolios were as follows:



                                                 GROWTH                    VALUE AND INCOME
                                               PORTFOLIO                      PORTFOLIO
                                      -------------------------       ------------------------
                                      Period ended   Year ended       Period ended  Year ended
                                        30-Jun-98     31-Dec-97        30-Jun-98    31-Dec-97
     Shares outstanding -beginning
     of period                          4,074,644     3,105,644        3,884,680    2,048,702
     Shares subscribed                  1,573,282     1,828,825        2,150,698    2,267,839
     Shares issued on reinvestment
     of distributions                      73,346       511,145           45,209      317,161
     Shares redeemed                   (1,049,576)   (1,370,970)        (701,366)    (749,022)
                                       ----------    ----------        ---------   ----------
     Shares outstanding - end of
     period                             4,671,696     4,074,644        5,379,221    3,884,680
                                       ----------    ----------        ---------   ----------
                                       ----------    ----------        ---------   ----------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                     SMALL TO MID CAP PORTFOLIO       SMALL TO MID CAP PORTFOLIO
                                           (ADVISOR CLASS)                  (INVESTOR CLASS)
                                     ---------------------------      ----------------------------
                                      Period ended    Year ended              For the Period
                                        30-Jun-98     31-Dec-97        23-Jun-98 through 30-Jun-98
     Shares outstanding - beginning
     of period                          5,739,844      3,479,886                   -
     Shares subscribed                  3,164,055      5,314,273                649,809
     Shares issued on reinvestment
     of distributions                      98,334        544,550                 19,083
     Shares redeemed                     (703,070)    (3,598,865)                 -
                                        ---------     ----------                -------
     Shares outstanding - end of
     period                             8,299,163      5,739,844                668,892
                                        ---------     ----------                -------
                                        ---------     ----------                -------


                                                                                        INTERMEDIATE
                                             INTERNATIONAL EQUITY PORTFOLIO       FIXED-INCOME PORTFOLIO
                                             ------------------------------      --------------------------
                                             Period end ed      Year ended       Period ended    Year ended
                                               30-Jun-98        31-Dec-97          30-Jun-98      31-Dec-97
     Shares outstanding - beginning of
     period                                  10,213,260          5,281,501         4,528,468      4,388,744
     Shares subscribed                        3,587,276          6,193,641         1,309,926      1,908,703
     Shares issued on reinvestment
     of distributions                             -                235,796            40,340         86,534
     Shares redeemed                         (3,568,045)        (1,497,678)       (2,170,269)    (1,855,513)
                                             ----------         ----------        ----------    -----------
     Shares outstanding - end of
     period                                  10,232,491         10,213,260         3,708,465      3,337,535
                                             ----------         ----------        ----------    -----------
                                             ----------         ----------        ----------    -----------

                                             SHORT-INTERMEDIATE                        MORTGAGE
                                           FIXED-INCOME PORTFOLIO                SECURITIES PORTFOLIO
                                        --------------------------          ---------------------------
                                        Period ended    Year ended          Period ended     Year ended
                                         30-Jun-98       31-Dec-97           30-Jun-98       31-Dec-97
     Shares outstanding - beginning
     of period                            3,337,535      3,017,500             8,712,125      6,037,920
     Shares subscribed                      936,913      1,669,600             2,961,254      3,723,266
     Shares issued on reinvestment
     of distributions                        16,231         20,522                59,813        119,485
     Shares redeemed                       (463,091)    (1,370,087)             (975,515)    (1,168,546)
                                         ----------     ----------            ----------    -----------
     Shares outstanding - end of
     period                               3,827,588      3,337,535            10,757,677      8,712,125
                                         ----------     ----------            ----------    -----------
                                         ----------     ----------            ----------    -----------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                     U.S. GOVERNMENT
                                                     MONEY PORTFOLIO
                                              --------------------------------
                                               Period ended         Year ended
                                                30-Jun-98            31-Dec-97
     Shares outstanding - beginning
     of period                                   50,915,165          61,671,797
     Shares subscribed                           58,303,462          93,789,699
     Shares issued on reinvestment of
     distributions                                   68,416              59,844
     Shares redeemed                            (60,931,397)       (104,606,175)
                                               ------------       -------------
     Shares outstanding - end of period          48,355,646          50,915,165
                                               ------------       -------------
                                               ------------       -------------

5.   SECURITIES TRANSACTIONS

     During the six months ended June 30, 1998, purchases, sales, and maturities of investments, other than short-term investments and government securities aggregated, were as follows:


     Portfolio                           Purchases           Sales        Maturities
     ---------                           ---------          ------        ----------
     Growth                           $ 74,317,409      $ 62,016,502             -
     Value and Income                   75,527,654        47,343,008             -
     Small to Mid Cap                  174,051,209       109,512,400             -
     International Equity              137,861,328       145,476,497             -
     Intermediate Fixed-Income          21,296,236         5,697,882             -
     Short Intermediate Fixed-Income     5,093,591               -        $ 595,000
     Mortgage Securities                35,230,085        10,176,989             -


     During the six months ended June 30, 1998, purchases and sales of long-term U.S. Government Securities, were as follows:


                                         Purchases         Sales
                                        ------------    ------------
     Intermediate Fixed-Income          $ 19,773,774    $ 24,656,128
     Short Intermediate Fixed-Income      20,771,869      18,680,781
     Mortgage Securities                 238,062,866     182,900,285


NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.   IDENTIFIED COST

     The identified cost for federal income tax purposes of investments owned by each Portfolio, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation (depreciation) as applicable at June 30, 1998 were as follows:


                                                              GROSS                               NET
                                           IDENTIFIED      UNREALIZED                         UNREALIZED
                                              COST        APPRECIATION     (DEPRECIATION)    APPRECIATION
                                           ----------     ------------     --------------    ------------
     Growth                                $93,184,011     $29,775,734        $  (669,693)    $29,106,041
     Value and Income                      109,401,201      17,483,913         (3,109,609)     14,374,304
     Small to Mid Cap                       18,579,987      32,735,528         (4,439,171)     28,296,357
     International Equity                  146,430,882      36,271,827         (3,036,398)     33,235,429
     Intermediate Fixed-Income              45,771,681       1,030,944            (16,516)      1,014,428
     Short-Intermediate Fixed-Income        45,873,835         473,034           (320,320)        440,714

7.    DIVIDENDS

     The Board of Directors declared the following dividends from net investment income on ex-date July 31,1998, payable on August 3, 1998, to the shareholders of record on July 30,1998:


     Intermediate Fixed-Income                $  0.056537
     Short-Intermediate Fixed-Income             0.054836
     Mortgage Securities                         0.059926

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                    GROWTH PORTFOLIO
                                                       ----------------------------------------------------------------------
                                                          1998(1)           1997           1996         1995          1994

Net Asset Value, beginning of period                   $    21.57        $    19.51     $    17.99   $    14.37    $    14.16
                                                       ----------        ----------     ----------   ----------    ----------
     Net investment income                                   0.02              0.13           0.19         0.15          0.13
     Net realized and unrealized gain on investments         5.08              6.31           3.35         4.76          0.42
                                                       ----------        ----------     ----------   ----------    ----------
Total from investment operations                             5.10              6.44           3.54         4.91          0.55
                                                       ----------        ----------     ----------   ----------    ----------
     Distributions from net investment income               (0.03)            (0.13)         (0.19)       (0.15)        (0.13)
     Distributions from capital gains                       (0.57)            (4.25)         (1.83)       (1.14)        (0.21)
                                                       ----------        ----------     ----------   ----------    ----------
Total distributions                                         (0.60)            (4.38)         (2.02)       (1.29)        (0.34)
                                                       ----------        ----------     ----------   ----------    ----------
Net Asset Value, end of period                         $    26.07        $    21.57     $    19.51   $    17.99    $    14.37
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Total return (2)                                            23.63 %           33.24 %        19.83 %      34.32 %        3.99 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Net assets, end of period (in thousands)               $  121,778        $   87,907     $   60,586   $   48,532    $   23,534
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratios of expenses to average net assets:
     After Bennington fee waivers                            0.91 %*           0.93 %         1.13 %       1.26 %        1.76 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                           0.91 %*           0.93 %         1.13 %       1.26 %        1.76 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratio of net investment income to average net assets:
     After Bennington fee waivers                            0.21 %*           0.56 %         0.97 %       0.97 %        1.02 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                           0.21 %*           0.56 %         0.97 %       0.97 %        0.95 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Portfolio turnover rate                                     59.78 %          131.75 %        81.79 %      99.73 %       57.71 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Average commission rate paid (3)                       $   0.0331        $   0.0401
                                                       ----------        ----------
                                                       ----------        ----------

(1)  For the six months ended June 30, 1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.
     Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

(3) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

     Disclosure not required for periods prior to fiscal year 1997.

*    Annualized

See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                 VALUE AND INCOME PORTFOLIO
                                                       ----------------------------------------------------------------------
                                                         1998(1)            1997           1996         1995           1994

Net Asset Value, beginning of period                   $    20.88        $    17.75     $    15.91   $    13.01    $    13.58
                                                       ----------        ----------     ----------   ----------    ----------
     Net investment income                                   0.12              0.26           0.24         0.33          0.25
     Net realized and unrealized gain (loss) on
       investments                                           2.37              5.54           3.51         3.96         (0.51)
                                                       ----------        ----------     ----------   ----------    ----------
Total from investment operations                             2.49              5.80           3.75         4.29         (0.26)
                                                       ----------        ----------     ----------   ----------    ----------
     Distributions from net investment income               (0.12)            (0.26)         (0.24)       (0.33)        (0.25)
     Distributions from capital gains                       (0.24)            (2.41)         (1.67)       (1.06)        (0.05)
     Distributions in excess of capital gains                   -                 -              -            -         (0.01)
                                                       ----------        ----------     ----------   ----------    ----------
Total distributions                                         (0.36)            (2.67)         (1.91)       (1.39)        (0.31)
                                                       ----------        ----------     ----------   ----------    ----------
Net Asset Value, end of period                         $    23.02        $    20.88     $    17.75   $    15.91    $    13.01
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Total return (2)                                            11.97 %           32.94 %        23.94 %      33.25 %       (1.93)%
                                                       ----------        ----------     ----------   ----------    ----------
Net assets, end of period (in thousands)               $  123,829        $   81,127     $   36,367   $   24,915    $   19,999
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratios of expenses to average net assets:
     After Bennington fee waivers                            1.01 %*           1.05 %         1.21 %       1.40 %        1.77 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                           1.01 %*           1.05 %         1.21 %       1.40 %        1.85 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratio of net investment income to average net assets:
     After Bennington fee waivers                            1.16 %*           1.32 %         1.43 %       2.18 %        2.00 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                           1.16 %*           1.32 %         1.43 %       2.18 %        1.92 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Portfolio turnover rate                                     47.75 %           68.14 %        93.54 %     100.88 %       54.26 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Average commission rate paid (3)                       $   0.0511        $   0.0500
                                                       ----------        ----------
                                                       ----------        ----------

(1)  For the six months ended June 30,1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.

     Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

(3) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

     Disclosure not required for periods prior to fiscal year 1997.

*    Annualized

See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                         SMALL TO MID CAP PORTFOLIO (Advisor class)
                                                       ----------------------------------------------------------------------
                                                         1998(1)            1997           1996         1995           1994

Net Asset Value, beginning of period                   $    21.82        $    18.82     $    17.60   $    14.08    $    14.79
                                                       ----------        ----------     ----------   ----------    ----------
     Net investment income (loss)                               -                 -           0.07         0.06         (0.01)
     Net realized and unrealized gain (loss) on
       investments                                           3.19              6.75           4.22         4.42         (0.59)
                                                       ----------        ----------     ----------   ----------    ----------
Total from investment operations                             3.19              6.75           4.29         4.48         (0.60)
                                                       ----------        ----------     ----------   ----------    ----------
     Distributions from net investment income                   -                 -          (0.07)       (0.06)            -
     Distributions from capital gains                       (0.71)            (3.73)         (3.00)       (0.90)        (0.10)
     Distribution in excess of net investment income            -             (0.02)             -            -             -
     Return of capital distributions                            -                 -              -            -         (0.01)
                                                       ----------        ----------     ----------   ----------    ----------
Total distributions                                         (0.71)            (3.75)         (3.07)       (0.96)        (0.11)
                                                       ----------        ----------     ----------   ----------    ----------
Net Asset Value, end of period                         $    24.30        $    21.82     $    18.82   $    17.60    $    14.08
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Total return (2)                                            14.64 %           36.14 %        24.85 %      31.98 %       (4.07)%
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Net assets, end of period (in thousands)               $  201,651        $  125,221     $   65,479   $   49,803    $   24,148
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratios of expenses to average net assets:
     After Bennington fee waivers                            1.13 %*           1.15 %         1.17 %       1.31 %        1.98 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                           1.13 %*           1.15 %         1.17 %       1.31 %        2.38 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratio of net investment income to average net assets:
     After Bennington fee waivers                               - %*              -%          0.37 %       0.41 %       (0.18)%
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                              -%*               -%          0.37 %       0.41 %       (0.58)%
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Portfolio turnover rate                                     58.63 %          129.98 %       113.44 %      84.26 %       30.14 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Average commission rate paid (3)                       $   0.0280        $   0.0279
                                                       ----------        ----------
                                                       ----------        ----------

(1)  For the six months ended June 30, 1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.

     Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

(3) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

     Disclosure not required for periods prior to fiscal year 1997.

*    Annualized

See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                     SMALL TO MID CAP PORTFOLIO (Investor Class)
                                     -------------------------------------------

                                                                1998(1)
Net Asset Value, beginning of period                         $    24.44
                                                             ----------
     Net investment income (loss)                                     -
     Net realized and unrealized gain (loss) on investments        0.57
                                                             ----------
Total from investment operations                                   0.57
                                                             ----------
     Distributions from net investment income                         -
     Distributions from capital gains                             (0.71)
     Distribution in excess of net investment income                  -
     Return of capital distributions                                  -
                                                             ----------
Total distributions                                               (0.71)
                                                             ----------
Net Asset Value, end of period                               $    24.30
                                                             ----------
                                                             ----------
Total return (2)                                                   2.35 %
                                                             ----------
                                                             ----------
Net assets, end of period (in thousands)                     $   16,254
                                                             ----------
                                                             ----------
Ratios of expenses to average net assets:
     After Bennington fee waivers                                  1.63 %*
                                                             ----------
                                                             ----------
     Before Bennington fee waivers                                 1.63 %*
                                                             ----------
                                                             ----------
Ratio of net investment income to average net assets:
     After Bennington fee waivers                                     -%*
                                                             ----------
                                                             ----------
     Before Bennington fee waivers                                    -%*
                                                             ----------
                                                             ----------
Portfolio turnover rate                                           58.63 %
                                                             ----------
                                                             ----------
Average commission rate paid (3)                             $   0.0280
                                                             ----------
                                                             ----------

(1)  For the period June 24 through June 30, 1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.

     Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

(3) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

     Disclosure not required for periods prior to fiscal year 1997.

*    Annualized

See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                             International Equity Portfolio
                                                       ----------------------------------------------------------------------
                                                          1998(1)            1997           1996         1995           1994

Net Asset Value, beginning of period                   $    14.83        $    13.83     $    12.55   $    11.67    $    12.00
                                                       ----------        ----------     ----------   ----------    ----------
     Net investment income (loss)                            0.02             (0.02)         (0.06)        0.05          0.01
     Net realized and unrealized gain (loss) on
       investments                                           2.51              1.54           1.80         0.83         (0.34)
                                                       ----------        ----------     ----------   ----------    ----------
Total from investment operations                             2.53              1.52           1.74         0.88         (0.33)
                                                       ----------        ----------     ----------   ----------    ----------
     Distributions from capital gains                           -             (0.50)         (0.44)           -             -
     Distributions in excess of capital gains                   -             (0.02)         (0.02)           -             -
                                                       ----------        ----------     ----------   ----------    ----------
Total distributions                                             -             (0.52)         (0.46)           -             -
                                                       ----------        ----------     ----------   ----------    ----------
Net Asset Value, end of period                         $    17.36        $    14.83     $    13.83   $    12.55    $    11.67
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Total return (3)                                            17.06 %           10.96 %        13.78 %       7.63 %       (2.75)%
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Net assets, end of period (in thousands)               $  177,662        $  151,441     $   73,019   $   39,102    $    7,566
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratios of expenses to average net assets:
     After Bennington fee waivers                            1.52 %*           1.55 %         1.52 %       1.83 %        1.86 %*
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                           1.52 %*           1.55 %         1.52 %       1.93 %        4.06 %*
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Ratio of net investment income (loss) to average net
       assets:
     After Bennington fee waivers                            0.48 %*         (0.20)%         (0.26)%       0.10 %        0.38 %*
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
     Before Bennington fee waivers                           0.48 %*          (0.20)%        (0.26)%          -%        (1.82)%*
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Portfolio turnover rate                                     83.01 %          196.66 %       157.66 %      84.85 %        0.82 %
                                                       ----------        ----------     ----------   ----------    ----------
                                                       ----------        ----------     ----------   ----------    ----------
Average commission rate paid (4)                       $   0.0131        $   0.0100
                                                       ----------        ----------
                                                       ----------        ----------

(1)  For the six months ended June 30, 1998 (Unaudited).

(2) For the period of October 3, 1994 (commencement of operations) through December 31, 1994.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.

     Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

(4) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

     Disclosure not required for periods prior to fiscal year 1997.

*    Annualized.

See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              INTERMEDIATE FIXED-INCOME PORTFOLIO
                                                               -----------------------------------------------------------------

                                                                  1998(1)       1997           1996           1995          1994
Net Asset Value, beginning of period                           $  12.19      $  11.90       $  12.29       $  11.04      $  12.34
                                                               --------      --------       --------       --------      --------

    Net investment income                                          0.34          0.71           0.67           0.71          0.65
    Net realized and unrealized gain (loss) on investment          0.11          0.29          (0.39)          1.25         (1.28)
                                                               --------      --------       --------       --------      --------

Total from investment operations                                   0.45          1.00           0.28           1.96         (0.63)
                                                               --------      --------       --------       --------      --------

    Distributions from net investment income                      (0.34)        (0.71)         (0.67)         (0.71)        (0.65)
    Distributions from capital gains                                 -             -              -              -          (0.02)
                                                               --------      --------       --------       --------      --------

Total distributions                                               (0.34)        (0.71)         (0.67)         (0.71)        (0.67)
                                                               --------      --------       --------       --------      --------

Net Asset Value, end of period                                 $  12.30      $  12.19       $  11.90       $  12.29      $  11.04
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Total return (2)                                                   3.75 %        8.62 %         2.56 %        18.26 %       (5.24)%
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Net assets, end of period (in thousands)                       $ 45,632      $ 55,197       $ 52,248       $ 36,878      $ 31,405
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Ratios of expenses to average net assets:
    After Bennington fee waivers                                   0.81 %*       0.84 %         0.88 %         0.96 %        1.24 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  0.81 %*       0.84 %         0.88 %         0.96 %        1.28 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Ratio of net investment income to average net assets:
    After Bennington fee waivers                                   5.55 %*       5.88 %         5.79 %         6.07 %        5.65 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  5.55 %*       5.88 %         5.79 %         6.07 %        5.61 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Portfolio turnover rate                                           63.21 %       84.35 %        94.69 %       187.62 %      255.11 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

(1)  For the six months ended June 30, 1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

*    Annualized


See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                             SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                                                               -----------------------------------------------------------------

                                                                 1998(1)       1997           1996           1995          1994
Net Asset Value, beginning of period                           $  12.27      $  12.16       $  12.32       $  11.62      $  12.29
                                                               --------      --------       --------       --------      --------

    Net investment income                                          0.31          0.64           0.59           0.60          0.50
                                                               --------      --------       --------       --------      --------
    Net realized and unrealized gain (loss) on investments         0.02          0.11          (0.16)          0.70         (0.67)
                                                               --------      --------       --------       --------      --------

Total from investment operations                                   0.33          0.75           0.43           1.30         (0.17)
                                                               --------      --------       --------       --------      --------

    Distributions from net investment income                      (0.31)        (0.64)         (0.59)         (0.60)        (0.50)
                                                               --------      --------       --------       --------      --------

Total distributions                                               (0.31)        (0.64)         (0.59)         (0.60)        (0.50)
                                                               --------      --------       --------       --------      --------

Net Asset Value, end of period                                 $  12.29      $  12.27       $  12.16       $  12.32      $  11.62
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Total return (2)                                                   2.69 %        6.33 %         3.63 %        11.42 %       (1.42)%
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Net assets, end of period (in thousands)                       $ 47,055      $ 40,942       $ 36,701       $ 35,272      $ 32,233
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Ratios of expenses to average net assets:

    After Bennington fee waivers                                   0.84 %*       0.86 %         0.93 %         0.94 %        1.18 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  0.84 %*       0.86 %         0.93 %         0.94 %        1.22 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Ratio of net investment income to average net assets:

    After Bennington fee waivers                                   5.07 %*       5.20 %         4.89 %         4.99 %        4.17 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  5.07 %*       5.20 %         4.89 %         4.99 %        4.13 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Portfolio turnover rate                                           11.09 %       53.30 %        31.12 %        41.93 %       36.54 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

(1)  For the six months ended June 30, 1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

*    Annualized

See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                 MORTGAGE SECURITIES PORTFOLIO
                                                               -----------------------------------------------------------------

                                                                 1998(1)        1997           1996           1995          1994
Net Asset Value, beginning of period                           $  12.60      $  12.23       $  12.38       $  11.36      $  12.17
                                                               --------      --------       --------       --------      --------
    Net investment income                                          0.34          0.72           0.73           0.76          0.60
    Net realized and unrealized gain (loss) on investments         0.07          0.42          (0.15)          1.02         (0.80)
                                                               --------      --------       --------       --------      --------

Total from investment operations                                   0.41          1.14           0.58           1.78         (0.20)
                                                               --------      --------       --------       --------      --------

    Distributions from net investment income                      (0.34)        (0.72)         (0.73)         (0.76)        (0.60)
    Distributions from capital gains                              (0.03)        (0.05)            -              -          (0.01)
                                                               --------      --------       --------       --------      --------

Total distributions                                               (0.37)        (0.77)         (0.73)         (0.76)        (0.61)
                                                               --------      --------       --------       --------      --------

Net Asset Value, end of period                                 $  12.64      $  12.60       $  12.23       $  12.38      $  11.36
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Total return (2)                                                   3.30 %        9.53 %         4.95 %        16.03 %       (1.65)%
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Net assets, end of period (in thousands)                       $135,979      $109,747       $ 73,862       $ 49,830      $ 32,975
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Ratios of expenses to average net assets:
    After Bennington fee waivers                                   0.85 %*       0.84 %         0.95 %         1.03 %        1.31 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  0.85 %*       0.84 %         0.95 %         1.03 %        1.35 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Ratio of net investment income to average net assets:
    After Bennington fee waivers                                   5.53 %*       5.93 %         6.08 %         6.41 %        5.18 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  5.53 %*       5.93 %         6.08 %         6.41 %        5.14 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Portfolio turnover rate                                          132.31 %      211.66 %       356.23 %       422.56 %      603.51 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

(1)  For the six months ended June 30, 1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

*    Annualized


See notes to financial statements.

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                  U.S. GOVERNMENT MONEY PORTFOLIO
                                                               -------------------------------------------------------------------
                                                                  1998(1)       1997           1996           1995          1994
Net Asset Value, beginning of period                           $   1.00      $   1.00       $   1.00       $   1.00      $   1.00
                                                               --------      --------       --------       --------      --------

    Net investment income                                          0.02          0.05           0.05           0.05          0.04
                                                               --------      --------       --------       --------      --------

    Distributions from net investment income                      (0.02)        (0.05)         (0.05)         (0.05)        (0.04)
                                                               --------      --------       --------       --------      --------

Net Asset Value, end of period                                 $   1.00      $   1.00       $   1.00       $   1.00      $   1.00
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Total return (2)                                                   2.48 %        5.07 %         4.78 %         5.33 %        3.70 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Net assets, end of period (in thousands)                       $ 48,350      $ 50,910       $ 61,672       $ 41,882      $ 12,008
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------
Ratios of expenses to average net assets:
    After Bennington fee waivers                                   0.56 %*       0.54 %         0.59 %         0.53 %        0.45 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  0.56 %*       0.54 %         0.59 %         0.78 %        1.27 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

Ratio of net investment income to average net assets:
    After Bennington fee waivers                                   4.94 %*       4.96 %         4.73 %         5.14 %        3.51 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

    Before Bennington fee waivers                                  4.94 %*       4.96 %         4.73 %         4.89 %        2.69 %
                                                               --------      --------       --------       --------      --------
                                                               --------      --------       --------       --------      --------

(1)  For the six months ended June 30, 1998 (Unaudited).

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.

*    Annualized.

See notes to financial statements.

                                 ACCESSOR FUNDS, INC.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting Officer
Robert J. Harper, Vice President
John P. Schmick, Vice President, Assistant Treasurer and Chief Compliance
Officer
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

--------------------------------------------------------------------------------
INVESTMENT ADVISOR AND ADMINISTRATOR

Bennington Capital Management L.P.
U. S. Bank Centre; 1420 5th Avenue; Suite 3130
Seattle, Washington 98101

--------------------------------------------------------------------------------
CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH  45263

--------------------------------------------------------------------------------
TRANSFER AGENT

Bennington Capital Management L.P.
P.O. Box 1748
Seattle, Washington 98111

--------------------------------------------------------------------------------
LEGAL COUNSEL

Mayer, Brown & Platt
1675 Broadway
New York, New York 10019

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

Deloitte & Touche LLP
2 World Financial Center
New York, New York 10281

--------------------------------------------------------------------------------